AB Municipal Income Shares

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.1%
Long-Term Municipal Bonds – 102.9%
Alabama – 4.2%
Black Belt Energy Gas District (Apollo Global Management, Inc.) Series 2024-A 5.25%, 05/01/2055	$	8,000	$8,754,307
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2022-F 5.50%, 11/01/2053		15,500	16,483,504
Series 2023-A 5.25%, 01/01/2054(a) (b)		46,865	50,356,874
Series 2023-C 5.50%, 10/01/2054		16,055	17,656,762
Series 2023-D 5.435% (SOFR + 1.85%), 06/01/2049(c)		20,500	21,021,893
Black Belt Energy Gas District (Morgan Stanley) 5.728% (SOFR + 2.15%), 02/01/2053(a) (b) (c)		10,000	10,398,910
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		16,475	16,461,729
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 1.00%, 05/01/2055(d)		31,900	34,028,295
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a) (b)		22,380	24,278,289
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2041		2,250	2,483,468
5.25%, 10/01/2044		2,665	2,908,433
5.50%, 10/01/2053		9,610	10,501,242
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.50%, 11/01/2053(b)		17,645	19,194,067
5.635% (SOFR + 2.05%), 11/01/2053(c)		16,000	16,183,224
Series 2023-B 5.785% (SOFR + 2.20%), 04/01/2054(c)		10,000	10,220,499
Series 2024-B 5.25%, 07/01/2054		41,865	45,298,324
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056		1,200	1,205,741
5.50%, 10/01/2049		4,500	4,780,310
5.50%, 10/01/2054		1,400	1,476,508

	Principal Amount (000)		U.S. $ Value

Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	$	5,000	$5,073,537
5.00%, 02/01/2041		5,000	5,048,673
Series 2021 4.00%, 02/01/2041		3,370	3,151,787
4.00%, 02/01/2046		9,640	8,760,964
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039(a) (b)		5,000	5,238,198
5.00%, 02/01/2046(a) (b)		23,280	24,000,972
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2031		2,235	2,380,380
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054		28,330	28,993,797
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		38,405	40,893,598
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054		35,220	37,924,273
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		4,085	4,267,464
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		15,000	14,993,917
Series 2022-A 5.50%, 01/01/2053		7,620	8,188,385
5.998% (SOFR + 2.42%), 01/01/2053(a) (b) (c)		10,000	10,528,321
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		28,425	30,105,077
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		10,000	10,617,906

			553,859,628

Alaska – 0.1%
Municipality of Anchorage AK Solid Waste Services Revenue Series 2022-A 5.25%, 11/01/2062		3,000	3,203,191
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033		6,500	6,598,835
5.00%, 10/01/2034		2,500	2,536,342

			12,338,368

	Principal Amount (000)		U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$	3,235	$3,315,489
Series 2018 7.125%, 09/01/2038(a)		8,315	9,011,176

			12,326,665

Arizona – 2.9%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033		14,455	13,716,545
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)		520	523,817
5.25%, 07/01/2053(a)		1,000	1,003,798
5.50%, 07/01/2058(a)		1,000	1,010,798
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2050		1,000	931,202
Series 2021 4.00%, 11/01/2051(a)		11,325	10,008,881
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)		10,000	9,261,334
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047		750	766,282
5.00%, 07/01/2057		1,500	1,520,145
5.00%, 07/01/2062		1,460	1,475,854
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061		5,965	5,268,244
Series 2021-B 4.00%, 07/01/2051		1,000	912,820
4.00%, 07/01/2061		4,600	4,062,686
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(e) (f) (g)		1,500	60,000
7.75%, 07/01/2050(e) (f) (g)		33,950	1,358,000
Series 2021-A 6.00%, 07/01/2051(e) (f) (g)		1,425	57,000

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	$	785	$803,288
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)		1,000	1,015,074
Series 2020-A 4.00%, 07/15/2030(a)		1,395	1,388,096
4.00%, 07/15/2040(a)		4,180	3,814,005
4.00%, 07/15/2050(a)		1,000	844,513
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051(f) (g)		1,100	605,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		3,900	4,020,359
5.00%, 09/01/2052		1,500	1,546,468
Series 2023 4.10%, 12/01/2037		6,000	6,078,088
Series 2024 4.00%, 06/01/2049		40,000	40,576,336
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,326,856
2.542%, 07/01/2033		5,000	4,266,961
2.642%, 07/01/2034		6,795	5,720,157
2.742%, 07/01/2035		10,000	8,334,076
2.842%, 07/01/2036		13,000	10,730,577
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2014-B 5.00%, 07/01/2026		11,000	11,016,358
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034		10,500	8,464,234
2.421%, 07/01/2035		10,325	8,209,901
County of Maricopa AZ (Pre-refunded - US Treasuries) Series 2005 5.00%, 04/01/2035		10,070	10,098,650
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036		1,000	930,297
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		2,700	2,701,168

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$	18,125	$17,608,287
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(a)		2,000	2,012,669
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,874,678
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(a)		6,890	6,512,574
5.00%, 07/01/2055(a)		3,700	3,451,159
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.625%, 11/15/2030(a)		9,500	9,655,505
6.875%, 11/15/2052(a)		6,500	7,032,214
7.00%, 11/15/2057(a)		2,915	3,160,351
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2046(a)		3,500	3,505,494
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		2,875	2,275,669
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		20,370	20,990,289
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)		24,115	22,192,381
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039(d)		2,725	3,002,158
5.00%, 12/01/2040(d)		5,750	6,289,521
5.00%, 12/01/2041(d)		1,525	1,658,333
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)		2,000	2,033,870
5.00%, 07/01/2054(a)		2,300	2,329,254

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)	$	8,500	$8,858,880
6.625%, 07/01/2059(a)		5,000	5,231,858
6.75%, 07/01/2063(a)		5,880	6,176,985
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		1,650	1,693,608
6.375%, 07/01/2058(a)		3,670	3,778,629
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		10,945	11,807,509
5.00%, 12/01/2037		2,915	3,216,535
5.25%, 12/01/2027		16,425	17,207,691
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(a)		10,000	10,228,700
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054		1,185	1,154,235
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		1,065	668,407

			375,035,311

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		16,250	16,022,861
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)		7,185	7,894,489
Series 2024 7.375%, 07/01/2048(a)		34,700	38,338,989
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		5,000	5,164,136

			67,420,475

California – 12.9%
Alameda Corridor Transportation Authority
Series 2022-A 5.35%, 10/01/2048(h)		17,000	9,927,453
5.38%, 10/01/2049(h)		10,435	6,069,933
5.40%, 10/01/2050(h)		7,345	4,256,775
AGM Series 2024 Zero Coupon, 10/01/2049		7,250	2,230,913
Zero Coupon, 10/01/2053		15,000	3,670,026

	Principal Amount (000)		U.S. $ Value

ARC70 II TRUST Series 2021 4.00%, 12/01/2059	$	7,860	$6,898,445
Series 2023 4.84%, 04/01/2065(e) (i)		60,739	57,431,259
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		61,410	65,880,998
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		115,505	123,798,028
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,000	1,010,037
Series 2023 5.25%, 11/01/2054		3,800	4,087,306
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(a) (b) (c)		16,800	16,765,669
5.00%, 02/01/2054		48,650	52,146,865
5.255% (SOFR + 1.67%), 02/01/2054(c)		10,000	10,073,753
Series 2024 5.00%, 05/01/2054		27,820	30,084,501
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043		4,485	4,612,030
5.25%, 05/01/2048		6,750	6,910,722
5.25%, 05/01/2053		6,300	6,432,586
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)		23,800	21,004,633
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)		39,200	33,234,007
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)		17,000	12,628,783
4.00%, 08/01/2046(a)		7,605	6,560,672
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)		19,715	14,133,784

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	$	121,230	$4,264,896
5.50%, 02/01/2040(a)		4,875	4,552,021
Series 2022-A 4.50%, 08/01/2052(a)		21,280	17,832,636
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033		4,005	4,038,803
5.00%, 04/01/2034		4,205	4,240,332
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031		1,000	1,041,348
5.00%, 04/01/2042		1,000	1,024,803
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)		2,000	2,027,932
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)		5,000	4,354,706
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,759,464
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		14,194	14,404,461
Series 2021-1, Class A 3.50%, 11/20/2035		9,035	8,665,970
Series 2021-2, Class A 3.75%, 03/25/2035		42,789	42,969,085
Series 2021-2, Class X 0.82%, 03/25/2035(j)		22,142	1,009,821
Series 2021-3, Class A 3.25%, 08/20/2036		6,853	6,431,810
Series 2021-3, Class X 0.77%, 08/20/2036(j)		19,936	1,001,767
Series 2023-1, Class A 4.375%, 09/20/2036		21,326	22,328,737
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(a) (d)		12,400	12,570,557
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045		850	828,322
4.00%, 11/01/2050		860	813,586

	Principal Amount (000)		U.S. $ Value

California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.25%, 07/01/2054	$	8,000	$8,555,869
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)		2,960	203,747
Series 2021-A1 5.00%, 01/01/2056(a)		3,000	2,948,338
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		4,900	4,750,399
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053		2,850	3,082,572
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)		2,000	2,001,699
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,141,351
5.00%, 05/15/2040		1,000	1,050,405
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2046(a)		1,490	1,459,162
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)		760	749,483
Series 2014 5.00%, 01/01/2035		1,085	935,813
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047		7,040	6,440,027
5.00%, 12/31/2043		32,850	33,429,467
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,428,674
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)		9,725	9,746,143
Series 2023 5.00%, 07/01/2027(a)		2,000	2,109,144
5.00%, 07/01/2028(a)		2,350	2,515,220

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2029(a)	$	2,300	$2,494,531
5.00%, 07/01/2030(a)		2,600	2,853,318
5.00%, 07/01/2031(a)		3,000	3,326,709
5.00%, 07/01/2032(a)		5,470	6,121,162
5.00%, 07/01/2033(a)		5,865	6,615,104
5.00%, 07/01/2034(a)		3,000	3,368,917
5.00%, 07/01/2036(a)		2,650	2,937,144
5.00%, 07/01/2037(a)		2,250	2,477,550
5.00%, 07/01/2038(a)		3,500	3,831,659
5.00%, 11/21/2045(a)		1,100	1,169,055
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a) (f) (g)		785	58,875
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)		4,890	5,055,997
California Public Finance Authority (Enso Village) Series 2021 2.375%, 11/15/2028(a)		2,000	1,969,813
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)		800	920,530
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(a)		3,120	3,130,504
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)		2,800	2,488,751
Series 2022 5.00%, 10/01/2042(a)		1,000	1,025,010
5.00%, 10/01/2052(a)		1,000	1,007,534
5.00%, 10/01/2061(a)		1,500	1,501,264
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(a)		3,630	3,289,215
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)		8,850	8,416,574
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.25%, 07/01/2052(a)		2,250	2,299,669
5.50%, 07/01/2062(a)		2,775	2,854,114

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	$	2,325	$2,401,681
5.00%, 07/01/2049(a)		700	704,813
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(a)		1,075	1,075,816
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)		1,225	1,278,254
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)		2,330	2,332,862
California State University 2.719%, 11/01/2052(a) (b)		5,000	3,503,094
2.975%, 11/01/2051(a) (b)		5,000	3,587,287
Series 2021-B 2.374%, 11/01/2035(a) (b)		10,000	7,907,679
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)		2,875	2,896,459
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	10,022,635
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052		3,000	3,239,238
5.375%, 08/15/2057		3,720	4,037,564
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(a)		5,250	5,332,341
5.00%, 06/01/2046(a)		7,000	7,026,269
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)		15,285	15,491,017
5.25%, 12/01/2056(a)		14,795	14,959,006
Series 2018 5.25%, 12/01/2038(a)		2,420	2,533,648
5.25%, 12/01/2048(a)		6,440	6,618,456
Series 2018-A 5.00%, 12/01/2033(a)		1,350	1,408,113
5.50%, 12/01/2058(a)		19,145	19,757,914

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	$	1,125	$1,140,010
5.25%, 07/01/2052(a)		1,500	1,518,056
City of Los Angeles CA Series 2024 5.00%, 06/26/2025		62,000	63,162,116
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2044		15,415	15,964,992
Series 2020-C 5.00%, 05/15/2036(a) (b)		10,000	10,734,666
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	864,953
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039		425	459,327
5.00%, 08/01/2040		375	403,331
5.00%, 08/01/2041		420	449,924
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)		15,100	12,142,306
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)		18,760	13,658,272
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)		12,525	11,233,892
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)		8,415	5,908,379
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)		15,450	11,025,145
4.00%, 08/01/2047(a)		3,870	3,417,028
County of Los Angeles CA Series 2024 5.00%, 06/30/2025		4,605	4,690,140
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)		23,500	16,758,252
4.00%, 05/01/2057(a)		15,550	11,375,453

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	$	12,585	$9,622,156
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)		13,215	11,747,852
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)		15,200	12,144,072
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)		10,025	7,678,198
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)		22,165	15,894,787
4.00%, 07/01/2058(a)		6,000	4,242,561
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)		2,500	1,970,535
4.00%, 09/01/2056(a)		23,830	18,860,049
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)		12,700	8,910,065
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)		18,070	13,083,869
4.00%, 12/01/2056(a)		3,400	2,616,152
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)		11,500	10,023,309
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)		5,400	3,944,146

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	$	27,100	$21,952,333
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)		8,930	6,349,795
4.00%, 10/01/2048(a)		2,000	1,503,327
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)		15,405	11,027,597
Golden State Tobacco Securitization Corp. 3.293%, 06/01/2042(a) (b)		6,850	5,456,933
Series 2021 3.85%, 06/01/2050		16,310	15,510,293
Series 2021-A 4.214%, 06/01/2050		2,900	2,234,589
Series 2021-B Zero Coupon, 06/01/2066		225,990	25,962,364
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034(a) (b)		14,780	12,561,117
3.115%, 06/01/2038(a) (b)		29,325	24,271,247
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)		17,690	16,778,907
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031		17,500	19,921,321
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		3,390	4,332,841
Series 2009-B 6.50%, 11/01/2039		3,865	4,939,950
Series 2009-C 7.00%, 11/01/2034		5,000	6,151,168
Milpitas Unified School District/CA Series 2014-B 4.00%, 08/01/2037		8,195	8,194,789
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054		14,855	15,859,361
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052		1,600	1,648,116

	Principal Amount (000)		U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	$	33,680	$30,980,649
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2048		7,270	7,713,113
5.25%, 07/01/2058		3,275	3,516,348
San Francisco City & County Airport Comm 3.053%, 05/01/2034(a) (b)		3,500	3,051,893
3.183%, 05/01/2035(a) (b)		5,500	4,772,046
3.333%, 05/01/2037(a) (b)		2,250	1,916,938
San Francisco Intl Airport Series 2018 5.00%, 05/01/2043		11,000	11,281,621
Series 2019-A 5.00%, 05/01/2044(a) (b)		14,000	14,441,001
Series 2019-E 5.00%, 05/01/2050		7,000	7,163,312
Series 2020-E 5.00%, 05/01/2037		8,525	9,068,909
5.00%, 05/01/2038		11,000	11,659,573
Series 2023-E 5.50%, 05/01/2040		10,000	11,299,085
5.75%, 05/01/2048		10,000	11,222,645
Series 2024 5.25%, 05/01/2041		10,000	11,013,248
5.25%, 05/01/2042		10,000	10,966,377
5.25%, 05/01/2043		7,100	7,760,918
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044		1,000	1,005,927
Series 2021-A 4.00%, 01/15/2044		1,429	1,436,620
San Jose Evergreen Community College District Series 2012 6.541% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)		3,970	3,924,627
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036		100	100,998
5.00%, 12/01/2043		1,585	1,600,823
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055		40,490	43,271,116
State of California Series 2019 4.00%, 10/01/2024		7,915	7,928,477
Series 2022 5.00%, 09/01/2024		2,950	2,954,896
Series 2023 6.00%, 03/01/2033		10,000	11,033,164
Series 2024 5.00%, 09/01/2025		8,800	9,001,227

	Principal Amount (000)		U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$	19,650	$3,233,142
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054		10,480	2,063,448
5.00%, 06/01/2039		1,555	1,647,045

			1,686,214,120

Colorado – 3.3%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051		15,000	14,092,128
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)		5,000	4,948,266
Series 2022 6.50%, 12/01/2053		4,350	4,475,869
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033		9,000	9,826,181
5.50%, 11/15/2053		10,475	11,367,435
City & County of Denver Co. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	645,071
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.75%, 04/01/2059(a)		2,250	2,324,119
5.80%, 04/01/2054(a)		3,725	3,881,575
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	860,903
5.00%, 09/01/2057		2,100	2,124,092
5.00%, 09/01/2062		2,000	2,016,284
Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(a)		18,215	18,756,071
Series 2023-B 8.125%, 07/01/2028(a)		465	467,510
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)		3,350	3,189,303
5.00%, 02/01/2061(a)		2,870	2,670,425
Colorado Health Facilities Authority 5.00%, 11/01/2040(a) (b)		4,650	5,096,860
5.00%, 11/01/2041(a) (b)		5,075	5,529,964
5.00%, 11/01/2042(a) (b)		3,800	4,119,032
5.25%, 11/01/2052(a) (b)		10,000	10,745,813

	Principal Amount (000)		U.S. $ Value

Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	$	1,300	$894,666
5.00%, 05/15/2058		3,000	1,951,655
Series 2021-B 2.125%, 05/15/2028		1,500	1,447,023
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		6,600	6,576,064
5.00%, 08/01/2039		1,000	1,056,533
5.00%, 08/01/2044		93,310	96,998,852
Series 2022 5.50%, 11/01/2047		2,500	2,767,513
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048		2,100	1,801,754
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054		10,000	10,618,744
Colorado Health Facilities Authority (Pre-refunded - US Treasuries) Series 2015-B 5.00%, 09/01/2030		1,150	1,173,874
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,404,835
Series 2019-B 3.696%, 11/01/2039		1,525	1,316,941
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025		80,000	81,476,712
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(e) (f) (g)		19,590	14,692,500
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		13,776	12,247,108
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)		5,000	5,000,163
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.25%, 12/01/2037		1,435	1,466,607
6.50%, 12/01/2042		1,105	1,128,448
6.75%, 12/01/2052		1,925	1,960,116
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(a)		3,355	3,484,870
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)		1,500	1,499,926

	Principal Amount (000)		U.S. $ Value

Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	$	15,535	$19,205,456
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(e)		8,010	5,469,795
Regional Transportation District (Denver Transit Partners LLC) Series 2020 5.00%, 01/15/2032		2,300	2,490,496
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042		4,000	3,770,942
5.00%, 12/01/2052		1,500	1,362,336
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052		3,500	3,554,545
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(a)		667	686,500
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		940	933,167
5.00%, 12/01/2049		1,000	956,242
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050		2,250	2,061,890
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,215	2,365,714
6.75%, 12/01/2053		11,000	11,725,140
Series 2023 8.375%, 12/15/2054		2,500	2,540,292
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		646	540,847
AGM Series 2020 5.00%, 12/01/2033		370	400,666
5.00%, 12/01/2050		435	452,845
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		3,365	3,272,383
6.75%, 12/01/2052		4,000	3,928,710

			429,819,771

Connecticut – 0.7%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039		1,650	1,742,353
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		1,000	1,018,559

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	$	5,750	$5,786,093
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035		1,000	1,036,456
5.00%, 07/01/2037		1,095	1,132,304
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)		1,000	924,451
5.00%, 09/01/2053(a)		1,475	1,315,728
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044		10,710	8,519,109
4.00%, 07/01/2049		3,325	2,528,322
5.00%, 07/01/2033		470	472,599
5.00%, 07/01/2034		295	296,122
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034		1,000	1,020,162
Series 2018-K1 5.00%, 07/01/2028		765	786,115
5.00%, 07/01/2035		1,055	1,074,890
5.00%, 07/01/2036		2,205	2,241,177
5.00%, 07/01/2037		1,085	1,102,532
5.00%, 07/01/2038		1,980	2,003,265
State of Connecticut Series 2016-E 5.00%, 10/15/2034		4,595	4,728,909
Series 2016-F 5.00%, 10/15/2031		10,205	10,552,600
Series 2017-A 5.00%, 04/15/2032		6,700	6,990,654
5.00%, 04/15/2033		10,985	11,458,775
5.00%, 04/15/2034		4,855	5,063,680
Series 2019-B 5.00%, 02/15/2025		11,830	11,958,658
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,240,502

			87,994,015

Delaware – 0.0%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042		550	553,676

	Principal Amount (000)		U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050	$	1,125	$1,143,443

			1,697,119

District of Columbia – 0.5%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2049		2,075	2,102,853
5.00%, 07/01/2054		3,565	3,597,884
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 6.25%, 06/01/2041(a) (h)		1,500	874,644
6.60%, 06/01/2049(a) (h)		2,400	1,369,717
Series 2024-A 5.125%, 06/01/2034(a)		6,580	6,650,363
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		3,230	3,297,125
5.00%, 07/01/2048		5,350	5,414,692
Series 2017-B 5.00%, 07/01/2037		1,465	1,511,592
5.00%, 07/01/2042		2,000	2,041,564
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2056(a)		3,255	3,119,646
Series 2021 5.00%, 06/01/2041(a)		1,190	1,197,477
5.00%, 06/01/2051(a)		4,345	4,213,366
5.00%, 06/01/2061(a)		4,870	4,588,872
Series 2024 5.625%, 06/01/2044		1,000	1,039,220
5.75%, 06/01/2054		1,000	1,030,030
6.00%, 06/01/2058		1,000	1,041,910
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		182,000	15,632,744
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 5.00%, 10/01/2025		5,000	5,091,360
Series 2021-A 5.00%, 10/01/2046		7,400	7,770,584

			71,585,643

Florida – 5.4%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)		26,000	23,391,839

	Principal Amount (000)		U.S. $ Value

Bexley Community Development District Series 2016 4.875%, 05/01/2047	$	985	$956,760
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)		1,400	1,031,600
6.00%, 07/01/2045(a)		1,215	893,034
6.00%, 07/01/2050(a)		2,895	2,118,231
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,039,802
5.00%, 10/01/2029		1,650	1,722,580
5.00%, 10/01/2032		1,000	1,044,871
5.00%, 10/01/2033		1,050	1,094,922
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)		12,790	13,385,575
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)		1,300	984,658
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(a)		83,000	5,712,981
3.375%, 07/01/2031(a)		1,210	1,168,645
5.00%, 07/01/2056(a)		45,885	44,319,716
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)		2,000	2,035,580
6.25%, 05/01/2048(a)		2,500	2,549,276
6.375%, 05/01/2053(a)		4,500	4,592,804
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(a)		1,615	1,534,595
5.00%, 06/01/2055(a)		3,250	2,991,537
Series 2022 5.50%, 06/01/2057(a)		3,000	2,972,544
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)		6,250	6,545,677
6.375%, 06/15/2058(a)		4,000	4,203,892
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039		1,650	1,582,866
4.00%, 11/01/2040		2,175	2,073,991

	Principal Amount (000)		U.S. $ Value

4.00%, 11/01/2045	$	2,500	$2,274,964
5.00%, 11/01/2050		13,230	13,554,676
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040		5,610	5,622,354
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052		2,955	3,016,333
5.375%, 06/01/2057		1,000	1,023,966
5.625%, 06/01/2062		5,965	6,167,537
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037		8,405	8,728,634
5.00%, 08/15/2047		6,125	6,237,414
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2016 5.00%, 12/01/2055		3,535	3,478,941
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	421,969
Zero Coupon, 09/01/2037		700	403,689
Zero Coupon, 09/01/2040		980	481,180
Zero Coupon, 09/01/2041		1,000	465,028
Zero Coupon, 09/01/2045		1,850	688,731
Zero Coupon, 09/01/2049		1,350	402,799
Collier County Industrial Development Authority (NCH Healthcare System, Inc. Obligated Group) Series 2024 5.00%, 10/01/2054		6,500	6,988,612
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2044		3,000	3,101,960
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050		5,000	4,785,515
5.75%, 08/15/2055		3,905	3,689,644
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031		1,100	1,110,074
County of Miami-Dade FL Water & Sewer System Revenue Series 2015 5.00%, 10/01/2024		4,500	4,514,063
County of Miami-Dade Seaport Department Series 2023-A 5.25%, 10/01/2052		7,900	8,422,782
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		1,000	627,085
Zero Coupon, 10/01/2036		860	507,741
Zero Coupon, 10/01/2037		1,390	779,435
Zero Coupon, 10/01/2038		1,185	627,392
Zero Coupon, 10/01/2039		1,610	804,313

	Principal Amount (000)		U.S. $ Value

County of Palm Beach FL (Provident Group - LU Properties LLC) Series 2024 6.00%, 06/01/2044	$	4,000	$4,004,920
6.125%, 06/01/2054		5,000	4,894,223
6.25%, 06/01/2059		4,000	3,926,079
County of Palm Beach FL (Provident Group - LU Properties II LLC) Series 2024 8.50%, 06/01/2033		650	659,016
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(a)		1,435	1,440,961
5.00%, 04/01/2051(a)		11,645	11,228,873
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a) (b)		52,000	56,312,890
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(a)		2,780	3,065,365
Series 2023-B 6.45%, 05/01/2027(a)		7,665	7,882,157
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 5.00%, 08/15/2032(a)		460	460,475
5.25%, 08/15/2037(a)		700	697,809
5.625%, 08/15/2042(a)		1,520	1,521,314
5.875%, 08/15/2052(a)		5,000	4,996,160
6.00%, 08/15/2057(a)		1,000	1,004,368
Florida Development Finance Corp. (Brightline Trains Florida LLC)
Series 2024 5.00%, 07/01/2037		1,600	1,654,461
5.00%, 07/01/2038		2,000	2,062,259
5.50%, 07/01/2053		5,250	5,452,277
AGM Series 2024 5.00%, 07/01/2044		10,000	10,453,809
5.25%, 07/01/2053		12,900	13,462,677
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2032(a)		925	954,490
5.00%, 10/01/2042(a)		4,815	4,840,556
5.125%, 10/01/2052(a)		4,120	4,086,073
5.25%, 10/01/2056(a)		4,825	4,828,870

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	$	1,000	$862,125
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040		3,150	3,195,056
5.00%, 06/15/2050		13,310	13,363,458
Series 2022-A 4.00%, 06/15/2042		1,000	924,184
5.00%, 06/15/2047		2,470	2,485,191
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050(a)		5,000	4,808,297
5.25%, 06/01/2055(a)		5,500	5,203,018
Series 2021 4.00%, 06/01/2041(a)		830	707,452
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)		7,635	7,667,982
Florida Development Finance Corp. (Renaissance Charter School, Inc. Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040		1,000	1,005,862
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.75%, 06/15/2053(a)		5,750	6,341,612
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	914,582
Series 2022 5.00%, 07/01/2042		2,225	2,307,652
5.00%, 07/01/2051		1,045	1,062,323
5.00%, 02/01/2057		1,725	1,744,454
5.00%, 07/01/2057		740	748,345
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		7,000	7,359,216
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)		3,275	3,341,099
5.25%, 06/01/2054(a)		5,550	5,665,000
5.25%, 06/01/2059(a)		7,900	8,032,959
6.50%, 06/01/2059(a)		3,800	3,874,180
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2050		1,950	1,768,785

	Principal Amount (000)		U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037	$	1,000	$948,940
5.00%, 10/01/2031		1,235	1,285,701
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2032		265	272,652
5.00%, 03/01/2034		2,395	2,456,635
5.00%, 03/01/2042		2,785	2,826,109
5.00%, 03/01/2047		1,950	1,967,479
Series 2019 5.00%, 03/01/2044		1,065	1,084,735
5.00%, 03/01/2049		10,425	10,556,394
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,518,081
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031(a) (b)		4,350	4,505,135
5.00%, 10/01/2032(a) (b)		1,500	1,552,925
5.00%, 10/01/2034(a) (b)		2,150	2,219,001
5.00%, 10/01/2035(a) (b)		3,500	3,603,514
5.00%, 10/01/2036(a) (b)		4,000	4,113,188
Series 2019-A 5.00%, 10/01/2034		2,000	2,124,949
5.00%, 10/01/2036		5,000	5,291,510
5.00%, 10/01/2044		13,000	13,454,017
5.00%, 10/01/2049		4,500	4,633,381
5.00%, 10/01/2054		4,000	4,104,399
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(f) (g)		1,530	402,390
6.25%, 04/01/2049(f) (g)		1,820	478,660
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2019 Assessment) Series 2018 5.30%, 05/01/2039		1,000	1,029,804
5.45%, 05/01/2048		1,525	1,558,860
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043		2,220	2,367,862
6.30%, 05/01/2054		4,160	4,402,616
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052		1,350	1,236,978
5.25%, 10/01/2057		3,650	3,301,136

	Principal Amount (000)		U.S. $ Value

Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	$	2,525	$2,712,756
5.25%, 11/15/2054		1,000	1,053,923
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032		1,135	1,140,550
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039		2,000	2,003,338
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034		4,000	4,003,755
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)		6,875	6,979,661
Series 2023-B 5.78%, 06/01/2027(a)		3,640	3,667,912
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)		525	542,186
5.25%, 07/01/2042(a)		770	792,512
5.25%, 07/01/2052(a)		2,435	2,467,870
5.50%, 07/01/2061(a)		4,375	4,476,773
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028		1,600	1,622,850
5.00%, 10/01/2040		2,000	2,016,965
Series 2015-C 5.00%, 10/01/2035		1,750	1,771,426
5.00%, 10/01/2040		1,000	1,009,050
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053		3,475	3,653,911
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		4,070	4,223,792
5.00%, 01/01/2042		10,510	10,805,154
5.00%, 01/01/2048		10,000	10,209,094
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		5,750	5,474,456

	Principal Amount (000)		U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$	1,030	$970,878
4.00%, 10/01/2051		4,330	3,821,569
Series 2024 5.00%, 10/01/2043		2,260	2,365,716
5.25%, 10/01/2053		2,850	2,969,089
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		2,880	2,809,058
Series 2022 4.25%, 06/01/2056		5,825	4,952,110
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(a)		1,800	2,214,144
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	415,577
5.00%, 11/01/2039		685	707,905
5.00%, 11/01/2040		650	669,786
5.00%, 11/01/2041		2,330	2,392,765
5.00%, 11/01/2042		500	511,562
5.00%, 11/01/2047		13,835	14,061,598
5.00%, 11/01/2052		19,480	19,693,331
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039		6,620	6,674,222
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2019 5.00%, 07/01/2029		1,055	1,076,503
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		3,805	3,577,972
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,591,864
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029		955	925,364
3.375%, 05/01/2034		1,430	1,368,927
3.55%, 05/01/2039		2,490	2,315,974
3.70%, 05/01/2050		9,515	8,199,342
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)		4,840	3,978,308

	Principal Amount (000)		U.S. $ Value

Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053	$	2,195	$2,289,974
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.00%, 05/01/2043(a)		1,250	1,287,864
5.25%, 05/01/2054(a)		2,150	2,222,234
Volusia County School Board (Pre-refunded - US Treasuries) Series 2014-B 5.00%, 08/01/2031		1,625	1,629,548

			706,765,890

Georgia – 3.9%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,635	1,703,658
City of Atlanta GA Department of Aviation Series 2019-B 5.00%, 07/01/2044		9,000	9,312,917
Series 2022-B 5.00%, 07/01/2047		10,000	10,514,514
5.00%, 07/01/2052		10,000	10,432,606
City of Atlanta GA Water & Wastewater Revenue (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2043		16,000	16,249,184
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031		2,500	2,576,784
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(a)		29,150	28,195,273
7.00%, 06/01/2041(a)		6,740	6,401,335
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,057,861
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032		1,205	1,258,053
5.00%, 07/01/2033		2,370	2,471,066
5.00%, 07/01/2035		4,945	5,151,543
5.00%, 07/01/2037		2,335	2,427,622
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048		5,000	5,045,775

	Principal Amount (000)		U.S. $ Value

Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034	$	1,620	$1,662,146
5.00%, 07/01/2035		6,355	6,517,945
5.00%, 07/01/2036		2,735	2,802,081
George L Smith II Congress Center Authority Series 2021 4.00%, 01/01/2054		1,485	1,323,151
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	10,918,448
5.00%, 08/01/2047		1,800	1,792,340
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)		37,500	36,919,046
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052		2,185	2,203,093
Series 2022-B 5.00%, 12/01/2052		11,195	11,769,300
Series 2023-A 5.00%, 06/01/2053		6,750	7,138,104
Series 2023-D 5.00%, 05/01/2054		55,235	58,596,260
Series 2024-C 5.00%, 12/01/2054		23,805	25,358,688
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033		5,000	5,198,666
5.00%, 05/15/2043		15,500	16,018,363
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.271% (SOFR + 1.70%), 12/01/2053(c)		25,000	25,719,382
Series 2023-B 5.00%, 07/01/2053		11,720	12,489,024
Series 2023-C 5.00%, 09/01/2053		24,815	26,528,520
Series 2024-A 5.00%, 05/01/2054		35,000	37,574,022
Series 2024-B 5.00%, 12/01/2054		44,070	47,474,800
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038		1,235	1,290,432
5.00%, 01/01/2039		1,215	1,262,591
5.00%, 01/01/2048		2,460	2,499,903
5.00%, 01/01/2049		5,000	5,142,864
5.00%, 01/01/2056		4,655	4,765,027
5.00%, 01/01/2059		6,270	6,343,865

	Principal Amount (000)		U.S. $ Value

Series 2022 4.50%, 07/01/2063	$	15,000	$15,052,768
5.00%, 07/01/2052		12,000	12,594,304
Series 2023 5.50%, 07/01/2064		10,200	10,836,973
AGM Series 2023 5.00%, 07/01/2048		1,570	1,674,026
5.00%, 07/01/2055		3,200	3,369,082
5.00%, 07/01/2064		6,055	6,374,935
Richmond County Board of Education Series 2021 5.00%, 10/01/2024		2,000	2,005,507

			515,013,847

Guam – 0.4%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)		9,655	9,577,783
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050		3,790	3,907,910
Guam Power Authority Series 2022-A 5.00%, 10/01/2043		3,300	3,485,427
Territory of Guam Series 2019 5.00%, 11/15/2031		1,685	1,717,153
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		1,310	1,345,524
5.00%, 12/01/2030		4,160	4,271,041
5.00%, 12/01/2032		3,545	3,637,132
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029		13,375	13,567,140
Series 2015-D 5.00%, 11/15/2033		3,570	3,610,623
5.00%, 11/15/2035		8,945	9,036,779
Series 2021-F 4.00%, 01/01/2036		4,050	4,071,174

			58,227,686

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.00%, 11/01/2048		4,500	4,733,049
7.125%, 11/01/2057		7,495	7,801,832
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036		200	200,408

			12,735,289

	Principal Amount (000)		U.S. $ Value

Illinois – 6.6%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	$	6,450	$6,408,917
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042		6,635	6,560,857
Series 2015-C 5.25%, 12/01/2035		2,790	2,796,511
5.25%, 12/01/2039		8,080	8,089,782
Series 2015-E 5.125%, 12/01/2032		1,000	1,002,125
Series 2016-A 7.00%, 12/01/2044		1,400	1,441,829
Series 2016-B 6.50%, 12/01/2046		1,900	1,970,650
Series 2017-G 5.00%, 12/01/2034		4,150	4,236,123
Series 2017-H 5.00%, 12/01/2036		900	916,997
Series 2018-A 5.00%, 12/01/2026		5,430	5,548,847
5.00%, 12/01/2027		6,300	6,493,189
Series 2019-A 5.00%, 12/01/2029		2,950	3,090,085
5.00%, 12/01/2030		5,120	5,337,034
Series 2019-B 5.00%, 12/01/2030		935	974,634
5.00%, 12/01/2031		1,030	1,073,160
5.00%, 12/01/2032		635	661,423
5.00%, 12/01/2033		500	520,411
Series 2021-A 5.00%, 12/01/2032		2,400	2,520,263
5.00%, 12/01/2033		4,510	4,731,578
5.00%, 12/01/2036		1,210	1,262,192
5.00%, 12/01/2038		7,730	8,011,245
5.00%, 12/01/2039		2,000	2,068,158
5.00%, 12/01/2040		1,750	1,801,595
5.00%, 12/01/2041		7,765	7,968,014
Series 2021-B 5.00%, 12/01/2036		1,000	1,043,134
Series 2022-B 4.00%, 12/01/2041		5,765	5,324,027
Series 2023 5.00%, 04/01/2045		1,500	1,589,693
5.25%, 04/01/2033		1,250	1,412,607
5.25%, 04/01/2034		1,000	1,124,986
5.50%, 04/01/2042		5,000	5,559,934
Series 2023-A 5.875%, 12/01/2047		19,500	21,381,931
6.00%, 12/01/2049		33,500	36,996,114
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034		1,665	1,670,311
Series 2016-B 5.00%, 01/01/2034		5,000	5,102,392

	Principal Amount (000)		U.S. $ Value

Series 2016-C 5.00%, 01/01/2035	$	1,625	$1,656,598
5.00%, 01/01/2038		7,625	7,756,020
Series 2017-B 5.00%, 01/01/2036		12,000	12,407,730
5.00%, 01/01/2037		14,800	15,288,730
Series 2022 4.50%, 01/01/2048		10,750	10,765,157
4.625%, 01/01/2053		10,000	10,009,085
5.50%, 01/01/2055(a) (b)		19,000	20,386,692
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		1,395	1,436,950
5.00%, 07/01/2038		1,500	1,535,397
5.00%, 07/01/2048		5,000	5,044,323
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045		5,000	5,228,236
5.00%, 12/01/2055		6,000	6,164,405
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(f) (g)		1,050	626,236
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033		1,000	1,009,170
6.00%, 05/01/2046		3,580	3,630,636
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2035(a)		1,280	1,233,638
4.00%, 10/01/2042(a)		4,150	3,698,791
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2025		6,000	6,060,356
5.00%, 02/15/2041		2,835	2,905,501
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)		1,220	1,234,305
4.50%, 08/01/2033(a)		1,275	1,328,263
5.25%, 08/01/2038(a)		3,895	4,223,131
5.50%, 08/01/2043(a)		4,485	4,834,915
5.625%, 08/01/2053(a)		7,250	7,688,961
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		1,000	899,742
4.00%, 09/01/2037		1,130	977,092
4.00%, 09/01/2039		2,000	1,676,905
4.00%, 09/01/2041		6,625	5,400,911
5.00%, 09/01/2036		2,095	2,050,165
5.00%, 09/01/2038		5,930	5,680,834
5.00%, 09/01/2040		2,285	2,150,708

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	$	1,500	$1,517,163
5.50%, 10/01/2042		1,045	1,094,743
5.50%, 10/01/2047		1,000	1,036,082
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)		23,500	25,831,094
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		3,489	1,890,483
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042		2,000	2,161,506
6.50%, 05/15/2047		2,000	2,135,609
6.625%, 05/15/2052		1,910	2,039,508
6.75%, 05/15/2058		1,765	1,889,485
Illinois Finance Authority (Pre-refunded - US Treasuries) Series 2015 5.25%, 05/15/2050		2,000	2,029,551
Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042		1,000	1,014,788
5.00%, 08/01/2047		2,475	2,495,811
Series 2017-C 5.00%, 08/01/2046		2,900	2,927,198
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035		4,750	4,798,432
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050		3,615	3,270,617
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044		10,890	8,900,045
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038(e)		16,210	16,333,536
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038		1,675	1,741,815
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031		1,500	1,525,811
5.00%, 01/01/2032		1,625	1,651,767

	Principal Amount (000)		U.S. $ Value

Series 2015-B 5.00%, 01/01/2036	$	2,850	$2,907,668
Series 2016-B 5.00%, 01/01/2041		3,450	3,526,106
Series 2019-A 5.00%, 01/01/2025		7,900	7,966,303
5.00%, 01/01/2026		12,735	13,110,209
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041		9,400	4,300,392
Zero Coupon, 12/15/2051		11,385	3,103,142
Series 2015-B 5.00%, 12/15/2045		13,300	13,421,767
Series 2017 4.85%, 12/15/2042(h)		1,400	1,037,406
Series 2017-A 5.00%, 06/15/2057		4,000	4,068,447
Series 2017-B Zero Coupon, 12/15/2054		9,850	2,300,437
Series 2020 5.00%, 06/15/2050		41,220	42,656,158
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042		2,675	2,832,055
State of Illinois Series 2010 7.35%, 07/01/2035		10,108	11,143,826
Series 2014 5.00%, 05/01/2031		7,615	7,622,147
Series 2016 5.00%, 02/01/2027		19,125	19,933,029
5.00%, 02/01/2029		5,945	6,192,930
5.00%, 11/01/2032		5,245	5,388,851
5.00%, 11/01/2035		8,000	8,187,674
Series 2017-A 5.00%, 12/01/2025		3,510	3,592,035
5.00%, 12/01/2026		6,000	6,237,290
5.00%, 12/01/2028		2,700	2,838,565
5.00%, 12/01/2034		2,585	2,695,133
Series 2017-C 5.00%, 11/01/2029		4,335	4,552,278
Series 2017-D 5.00%, 11/01/2026		16,070	16,684,215
5.00%, 11/01/2028		8,450	8,873,546
Series 2018-A 5.00%, 10/01/2024		3,000	3,008,346
5.00%, 10/01/2027		14,590	15,357,672
5.00%, 10/01/2028		1,710	1,825,892
5.00%, 10/01/2029		1,030	1,099,398
5.00%, 05/01/2030		2,185	2,311,481
Series 2019-B 4.00%, 11/01/2033		9,500	9,586,583
4.00%, 11/01/2036		16,375	16,375,124
4.00%, 11/01/2037		16,920	16,833,380
5.00%, 11/01/2030		8,225	8,905,379
Series 2020 5.50%, 05/01/2030		2,750	2,963,754
5.75%, 05/01/2045		2,500	2,723,260

	Principal Amount (000)		U.S. $ Value

Series 2020-B 5.00%, 10/01/2030	$	2,000	$2,191,770
Series 2021-A 5.00%, 12/01/2030		9,955	10,930,795
5.00%, 03/01/2046		4,000	4,226,763
Series 2022-A 5.25%, 03/01/2037		2,500	2,788,260
5.50%, 03/01/2042		12,610	14,007,994
5.50%, 03/01/2047		4,500	4,912,268
Series 2022-B 5.25%, 10/01/2037		13,000	14,568,975
Series 2022-C 5.50%, 10/01/2045		19,000	20,983,490
Series 2023-B 5.00%, 05/01/2036		5,000	5,514,377
5.25%, 05/01/2041		2,750	3,023,156
5.25%, 05/01/2042		5,000	5,474,399
5.25%, 05/01/2043		2,500	2,726,575
5.50%, 05/01/2047		5,000	5,467,080
Series 2023-C 5.00%, 05/01/2033		15,000	16,681,369
Series 2023-D 5.00%, 07/01/2036		5,000	5,520,986
Series 2024-A 5.257%, 05/01/2030		10,000	10,233,992
5.277%, 05/01/2031		2,000	2,047,369
Series 2024-B 4.25%, 05/01/2046		4,750	4,683,403
5.00%, 05/01/2039		3,000	3,333,124
5.00%, 05/01/2040		5,000	5,527,856
5.25%, 05/01/2043		3,085	3,424,246
5.25%, 05/01/2044		6,000	6,623,338
State of Illinois Sales Tax Revenue Series 2024-C 5.00%, 06/15/2040		1,525	1,667,672
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033		2,927	2,790,275
Series 2016-B 7.00%, 03/01/2033		1,375	1,359,185
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		173	172,982
5.00%, 03/01/2036		2,957	2,921,242
Series 2015-B 6.00%, 03/01/2036		786	787,916

			858,718,110

Indiana – 1.8%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)		1,830	1,876,329
4.875%, 01/01/2044(a)		1,550	1,598,965
5.00%, 01/01/2054(a)		8,000	8,266,740

	Principal Amount (000)		U.S. $ Value

City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$	10,000	$10,090,047
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051		3,905	3,943,595
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)		30,305	18,107,528
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036		1,440	1,660,109
5.00%, 10/01/2038		1,220	1,398,452
5.00%, 10/01/2040		1,000	1,133,577
5.00%, 10/01/2041		1,500	1,687,941
5.00%, 10/01/2042		1,435	1,606,290
5.00%, 10/01/2043		1,550	1,724,941
5.00%, 10/01/2044		1,600	1,773,891
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037		2,620	2,482,292
4.00%, 04/01/2039		1,630	1,500,563
4.00%, 04/01/2041		2,305	2,058,648
4.00%, 04/01/2042		2,400	2,119,443
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043		6,700	5,922,070
Series 2023-2 4.00%, 11/15/2024		905	902,547
4.00%, 11/15/2025		985	975,207
4.00%, 11/15/2028		1,000	985,235
4.00%, 11/15/2029		1,000	985,426
4.00%, 11/15/2037		1,800	1,714,083
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030		1,000	1,003,781
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		11,725	11,013,028
Series 2020-A 3.00%, 11/01/2030		7,290	6,847,332
Series 2021-B 2.50%, 11/01/2030		5,065	4,561,779
Series 2022-A 4.25%, 11/01/2030		3,000	3,030,877
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)		10,000	10,514,394
Series 2024-B
4.441% (SOFR + 0.71%), 11/01/2046(c) (e)		32,605	32,519,689

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	$	1,755	$1,795,188
5.00%, 09/01/2030		1,845	1,890,621
5.00%, 09/01/2031		1,935	1,985,068
5.00%, 09/01/2032		2,035	2,086,508
5.25%, 09/01/2037		3,415	3,521,034
5.25%, 09/01/2044		10,000	10,080,372
5.25%, 09/01/2057		5,995	5,970,187
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)		1,000	830,179
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		6,670	7,403,311
6.00%, 03/01/2053		9,200	10,141,434
6.125%, 03/01/2057		10,810	11,914,299
Series 2023-F 7.75%, 03/01/2067		10,750	11,595,913
BAM Series 2023 5.25%, 03/01/2067		16,800	17,989,260

			231,208,173

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050		35,950	38,011,919
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		4,115	3,886,492
4.00%, 12/01/2041		7,810	6,542,073
4.00%, 12/01/2046		5,225	4,160,996
4.00%, 12/01/2051		9,340	7,195,911
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052		1,600	1,664,422
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		7,160	6,749,391
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049		4,000	3,748,337

			71,959,541

	Principal Amount (000)		U.S. $ Value

Kansas – 0.5%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	$	18,800	$18,857,479
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(a)		1,850	1,911,091
6.50%, 11/15/2042(a)		13,650	14,040,038
City of Topeka KS (Congregational Home Obligated Group (The)) Series 2022-A 5.75%, 12/01/2033		2,740	2,850,563
6.25%, 12/01/2042		2,920	3,090,556
6.50%, 12/01/2052		6,000	6,298,088
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 2.39%, 05/01/2036		8,000	6,241,611
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035		2,085	2,088,340
5.00%, 03/01/2037		2,070	2,080,889
5.00%, 03/01/2039		2,325	2,328,786
5.00%, 03/01/2044		1,000	984,426
5.00%, 03/01/2049		5,875	5,641,731
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040		1,295	1,288,092

			67,701,690

Kentucky – 2.2%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2035		930	909,925
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)		9,000	8,988,874
County of Trimble KY (Louisville Gas and Electric Co.) Series 2017 3.75%, 06/01/2033		6,955	6,870,456
Series 2020 1.30%, 09/01/2044		8,500	7,782,803
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034		1,500	1,559,217
5.00%, 08/15/2035		3,085	3,201,371
5.00%, 08/15/2037		1,550	1,604,285
5.00%, 08/15/2041		6,905	7,065,819
5.00%, 08/15/2046		2,740	2,779,726

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	$	4,000	$4,000,695
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		9,040	9,397,381
5.00%, 08/01/2049		7,660	7,916,207
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042		1,685	1,409,359
5.50%, 11/15/2045		1,000	827,460
Series 2016 5.00%, 05/15/2031		2,000	1,884,307
Series 2016-A 5.00%, 05/15/2046		1,100	868,150
5.00%, 05/15/2051		2,000	1,532,589
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050		24,090	24,125,302
Series 2017-A 5.00%, 06/01/2031		2,000	2,052,569
5.00%, 06/01/2032		3,500	3,590,827
5.00%, 06/01/2037		4,325	4,423,836
5.00%, 06/01/2041		3,300	3,347,218
5.25%, 06/01/2041		6,750	6,869,437
Series 2017-B 5.00%, 06/01/2040		5,000	5,079,603
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035		2,265	2,194,497
5.75%, 11/15/2045		3,350	3,062,120
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)		2,665	2,665,777
5.75%, 11/01/2040(a)		12,370	12,717,081
Series 2022-B 6.75%, 11/01/2040(a)		2,050	2,104,993
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055		61,785	66,488,587
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055		14,000	14,834,301

	Principal Amount (000)		U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	$	3,170	$3,186,837
Series 2022-A 4.00%, 08/01/2052		11,290	11,304,337
Series 2023-A 5.25%, 04/01/2054		10,000	10,887,076
5.565% (SOFR + 1.98%), 04/01/2054(c)		25,000	25,000,000
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033		8,205	8,371,147
Series 2020 5.00%, 10/01/2047		1,965	2,106,806
Series 2020-A 5.00%, 10/01/2038		965	1,014,800

			284,025,775

Louisiana – 0.7%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034		1,000	1,049,206
5.00%, 12/01/2036		2,400	2,510,450
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039		10,000	9,641,079
Series 2023 5.048%, 12/01/2034		10,000	10,265,351
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035		2,100	2,105,699
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(a) (b)		8,985	9,278,377
5.00%, 10/01/2036(a) (b)		8,460	8,711,847
5.00%, 10/01/2037(a) (b)		5,000	5,147,247
5.00%, 10/01/2044(a) (b)		5,155	5,247,535
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)		415	430,720
6.25%, 06/01/2062(a)		1,425	1,478,463
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(f) (g)		2,750	28
Series 2014-A 7.50%, 07/01/2023(f) (k)		1,250	13

	Principal Amount (000)		U.S. $ Value

Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	$	10,270	$10,454,738
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042		1,500	1,537,211
5.00%, 07/01/2047		6,515	6,633,835
5.00%, 07/01/2052		7,300	7,409,214
5.00%, 07/01/2057		2,250	2,275,056
Louisiana Public Facilities Authority (Pre-refunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047		10	10,318
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043		1,000	1,009,871
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)		3,690	4,073,290
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037		3,700	3,580,881
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037		1,050	1,025,389

			93,875,818

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)		4,630	4,643,036
Series 2018-R2 4.375%, 08/01/2035(a)		1,700	1,697,303
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048		6,250	6,379,307

			12,719,646

Maryland – 1.3%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)		1,750	1,480,956
Series 2019-B 3.875%, 06/01/2046(a)		300	255,257

	Principal Amount (000)		U.S. $ Value

County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(a)	$	2,570	$2,339,570
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050		1,130	1,064,306
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.75%, 07/01/2053		2,860	3,126,165
6.00%, 07/01/2058		10,000	11,082,341
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036		3,200	3,411,261
5.00%, 06/30/2037		2,400	2,557,349
5.00%, 12/31/2037		2,605	2,769,619
5.00%, 06/30/2038		2,920	3,096,558
5.00%, 12/31/2038		1,015	1,074,000
5.25%, 06/30/2047		3,125	3,288,778
5.25%, 06/30/2052		50,415	52,749,956
5.25%, 06/30/2055		14,980	15,612,844
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031		3,245	3,283,157
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036		2,520	2,520,048
4.00%, 07/01/2037		2,575	2,559,123
4.00%, 07/01/2038		1,555	1,529,508
4.00%, 07/01/2040		1,645	1,594,677
5.00%, 07/01/2046		22,040	22,957,162
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a) (b)		29,840	33,637,910

			171,990,545

Massachusetts – 1.0%
City of Newton MA Series 2024 5.00%, 03/28/2025		20,000	20,248,002
City of Quincy MA Series 2024 5.00%, 07/25/2025		12,000	12,204,554

	Principal Amount (000)		U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.00%, 07/01/2042	$	5,000	$5,654,954
5.00%, 07/01/2043		3,000	3,370,935
5.25%, 07/01/2052		5,500	6,130,676
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		8,170	8,207,229
Series 2017-A 5.00%, 01/01/2040		670	684,263
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043		3,405	3,415,164
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027		250	244,388
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,665	3,687,702
Series 2022 5.00%, 07/01/2052		1,150	1,162,990
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050		2,680	2,525,843
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034		1,360	1,400,190
5.00%, 10/01/2035		1,000	1,028,251
Series 2023 5.00%, 10/01/2043		1,100	1,112,027
5.25%, 10/01/2036		415	441,217
5.25%, 10/01/2037		500	530,650
5.25%, 10/01/2038		515	543,539
5.25%, 10/01/2039		520	545,459
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031		1,350	1,374,667
5.00%, 07/01/2041		2,500	2,519,649
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		4,000	3,307,248
5.00%, 06/01/2026		420	426,636
5.00%, 06/01/2027		445	453,950
5.00%, 06/01/2028		1,850	1,897,976
Series 2021-B 4.00%, 06/01/2050		1,700	1,449,052
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037		2,550	2,550,245
Series 2019-A 5.00%, 07/01/2036		1,000	1,012,268
Series 2024 8.50%, 10/01/2026		16,305	16,598,466

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	$	1,480	$1,497,863
5.00%, 07/01/2046		2,500	2,517,875
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051		2,260	2,348,572
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		10,255	10,701,101
Town of Leicester MA Series 2023 4.50%, 08/22/2024		5,785	5,788,544

			127,582,145

Michigan – 0.9%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(h)		10,000	8,044,891
Series 2018 5.00%, 04/01/2033		1,000	1,044,992
5.00%, 04/01/2034		2,250	2,350,781
5.00%, 04/01/2035		1,000	1,044,080
5.00%, 04/01/2036		700	729,636
5.00%, 04/01/2038		2,135	2,219,029
Series 2020 5.50%, 04/01/2045		1,690	1,795,993
5.50%, 04/01/2050		2,170	2,287,720
Series 2021-A 5.00%, 04/01/2038		1,100	1,175,201
5.00%, 04/01/2046		2,030	2,110,131
5.00%, 04/01/2050		1,000	1,032,161
Series 2023-A 5.25%, 05/01/2025		1,750	1,775,895
5.25%, 05/01/2027		300	315,555
5.25%, 05/01/2029		700	758,447
Series 2023-B 6.844%, 05/01/2028		935	957,877
Series 2023-C 6.00%, 05/01/2043		1,250	1,439,939
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032		1,055	1,040,211
5.00%, 11/01/2037		600	582,415
Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046(a) (b)		1,025	1,044,674
Series 2016-D 5.00%, 07/01/2036(a) (b)		25,210	25,790,609

	Principal Amount (000)		U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$	1,100	$1,054,747
Series 2020 5.00%, 05/15/2055		6,860	5,884,228
Kalamazoo Hospital Finance Authority (Pre-refunded - US Treasuries) Series 2016 4.00%, 05/15/2031		10	10,155
4.00%, 05/15/2032		20	20,309
4.00%, 05/15/2033		30	30,464
4.00%, 05/15/2036		65	66,004
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046		1,895	1,171,274
4.00%, 12/01/2051		1,935	1,166,502
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2015-D1 5.00%, 07/01/2034		2,000	2,022,037
Series 2015-D2 5.00%, 07/01/2034		3,400	3,439,609
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032		3,850	3,971,359
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		5,000	4,702,115
4.00%, 06/01/2049		5,000	4,581,113
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031		1,450	1,451,294
5.00%, 07/01/2032		3,000	3,002,618
5.00%, 07/01/2033		3,500	3,503,027
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033		2,000	2,071,947
5.00%, 12/31/2043		5,000	5,094,944
5.00%, 06/30/2048		8,600	8,714,432
AGM Series 2018 4.25%, 12/31/2038		3,630	3,621,795
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		241,050	7,328,306
Wayne State University Series 2018-A 5.00%, 11/15/2043		4,000	4,141,445

			124,589,961

	Principal Amount (000)		U.S. $ Value

Minnesota – 1.3%
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(a)	$	10,670	$10,724,357
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (h)		23,500	24,484,735
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)		25,045	25,283,013
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)		19,500	20,016,931
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)		6,635	6,730,722
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032		11,800	11,964,003
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(a)		7,165	7,160,921
5.66%, 07/01/2041(a)		19,240	19,265,628
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040		1,390	1,408,040
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(a)		800	700,076
4.00%, 06/01/2041(a)		1,120	894,671
4.00%, 06/01/2051(a)		1,250	896,322
4.00%, 06/01/2056(a)		2,180	1,511,495
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2044(d)		12,500	13,561,778
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040		5,700	5,156,267

	Principal Amount (000)		U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	$	1,900	$1,912,508
State of Minnesota (State of Minnesota Lease) Series 2022-A 5.00%, 03/01/2025		11,290	11,418,971
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039		2,000	1,703,493

			164,793,931

Mississippi – 0.5%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)		14,500	14,522,953
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)		2,500	2,099,878
5.00%, 10/01/2024(a)		880	880,790
5.00%, 10/01/2026(a)		1,700	1,716,739
5.00%, 10/01/2027(a)		900	913,401
5.00%, 10/01/2028(a)		1,900	1,935,989
5.00%, 10/01/2033(a)		2,270	2,309,531
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		1,645	1,670,754
5.00%, 09/01/2041		16,350	16,524,827
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		720	711,847
5.00%, 01/01/2035		1,230	1,307,510
State of Mississippi (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 10/01/2030		9,085	9,195,296
Series 2015-F 4.00%, 11/01/2033		6,325	6,415,267

			60,204,782

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036		2,810	2,907,768
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046		1,000	1,005,303

	Principal Amount (000)		U.S. $ Value

Series 2019 4.00%, 02/01/2042	$	18,770	$17,512,070
4.00%, 02/01/2048		21,850	19,459,453
5.00%, 02/01/2042		620	644,028
5.00%, 02/01/2048		2,600	2,644,711
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(f) (g)		2,319	108,374
5.00%, 11/15/2046(f) (g)		5,196	3,716,264
Series 2021-A 10.00%, 11/15/2046(f) (g)		1,601	1,369,183
Series 2021-C 7.50%, 11/15/2037(f) (g)		1,279	1,013,175
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)		2,680	2,473,443
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		1,300	1,305,967
5.00%, 08/15/2046		1,760	1,625,119
5.00%, 08/15/2051		1,000	888,949
Series 2018 5.00%, 08/15/2042		6,940	6,692,096
Series 2021-A 5.00%, 08/15/2056		10,000	9,124,723
Lee’s Summit Industrial Development Authority (Pre-refunded - US Treasuries) Series 2014-A 5.25%, 08/15/2039		2,330	2,331,842
Missouri Joint Municipal Electric Utility Commission (Missouri Joint Municipal Electric Utility Commission Plum Point Project Revenue) Series 2014-A 5.00%, 01/01/2031		3,240	3,254,515
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053		7,560	7,459,736
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035		2,000	1,972,657
5.125%, 12/01/2045		4,500	4,151,264
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)		1,000	996,698
6.00%, 10/01/2049(a)		2,475	2,489,540

			95,146,878

	Principal Amount (000)		U.S. $ Value

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	$	1,085	$1,112,985

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054		11,255	11,889,076
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2031		2,050	2,195,121
5.00%, 09/01/2034		1,510	1,630,933
5.00%, 09/01/2036		5,000	5,394,025
5.00%, 09/01/2037		8,715	9,436,776
Series 2022-1 5.00%, 05/01/2053		5,000	5,249,127

			35,795,058

Nevada – 0.8%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037		1,160	1,190,413
5.00%, 09/01/2047		2,775	2,813,497
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		19,500	2,746,521
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		2,150	2,062,901
Clark County School District Series 2017-C 5.00%, 06/15/2033		5,775	6,091,593
5.00%, 06/15/2034		5,000	5,254,514
5.00%, 06/15/2035		2,635	2,757,995
5.00%, 06/15/2036		3,700	3,704,604
AGM Series 2019-B 3.00%, 06/15/2037		5,185	4,621,093
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040		1,800	1,821,787
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(a) (f) (g)		1,703	6,981
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(a)		25,800	27,057,546

	Principal Amount (000)		U.S. $ Value

Series 2024 8.125%, 01/01/2050(d)	$	22,700	$23,012,236
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040		4,200	4,322,828
5.00%, 07/01/2045		2,800	2,842,559
5.00%, 07/01/2051		9,000	9,065,706

			99,372,774

New Hampshire – 1.4%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(j)		24,409	1,141,851
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034		20,360	20,258,518
Series 2022-1, Class A 4.375%, 09/20/2036		40,390	40,680,260
Series 2022-1, Class X 0.334%, 09/20/2036(j)		24,359	524,131
Series 2022-2, Class A 4.00%, 10/20/2036		26,362	25,787,418
Series 2023-2, Class A 3.875%, 01/20/2038		1,978	1,899,795
Series 2024-1, Class A 4.25%, 07/20/2041		13,656	13,428,485
Series 2024-2 4.163%, 10/20/2041(d)		16,962	16,403,295
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)		5,000	5,001,105
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.875%, 11/01/2042(a)		12,520	12,049,856
New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2048		2,000	2,108,431
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)		10,000	9,444,748
Series 2020-A 3.625%, 07/01/2043(a)		4,800	4,013,301
Series 2020-B 3.75%, 07/01/2045(a)		4,785	4,042,441
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		20,000	21,181,566

			177,965,201

	Principal Amount (000)		U.S. $ Value

New Jersey – 5.4%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	$	1,030	$1,118,493
6.00%, 06/15/2062		5,360	5,752,857
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025		10,335	10,382,015
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(a)		1,260	1,090,034
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2034		1,500	1,523,078
5.00%, 01/01/2039		2,500	2,506,765
5.00%, 01/01/2049		3,000	2,830,342
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042		4,385	4,510,961
5.00%, 06/15/2047		1,500	1,535,272
Series 2021-G 5.25%, 09/01/2025(a)		10,000	10,228,047
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047		1,000	1,004,163
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		6,045	6,051,128
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037		8,895	9,182,978
5.00%, 10/01/2047		7,210	7,321,893
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2035		2,750	2,961,308
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042		7,085	7,288,520
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033		1,640	1,676,870

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2026	$	6,500	$6,729,614
5.00%, 06/15/2035		1,500	1,710,423
5.25%, 06/15/2036		3,000	3,471,607
5.25%, 06/15/2037		3,065	3,535,410
5.25%, 06/15/2039		3,000	3,434,413
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		735	735,061
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		8,270	8,274,762
Series 2014-B 5.625%, 11/15/2030		1,475	1,487,309
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050		1,805	1,660,840
5.00%, 07/01/2045		4,460	4,606,834
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,300	1,355,014
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036		1,000	1,038,362
5.00%, 07/01/2042		7,645	7,835,503
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035		1,070	1,112,162
New Jersey Health Care Facilities Financing Authority (Pre-refunded - US Treasuries) Series 2014 5.00%, 07/01/2044		2,040	2,041,215
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		1,000	1,034,542
5.00%, 06/15/2028		21,660	22,350,159
5.00%, 06/15/2029		13,435	13,842,566
5.00%, 06/15/2030		6,000	6,166,778
Series 2018-A 5.00%, 06/15/2029		1,910	1,967,942
5.00%, 06/15/2030		24,975	25,678,363
5.00%, 06/15/2031		12,000	12,320,783

	Principal Amount (000)		U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2038	$	1,000	$1,000,599
Series 2015-A 5.00%, 06/15/2045		8,450	8,507,974
Series 2018-A 5.00%, 12/15/2033		22,085	23,562,047
Series 2019 5.00%, 12/15/2024		4,290	4,318,628
5.00%, 06/15/2034		1,000	1,065,936
5.00%, 06/15/2038		2,670	2,820,115
5.00%, 06/15/2046		2,325	2,409,606
Series 2019-B 4.00%, 06/15/2037		770	775,943
Series 2023-A 5.00%, 06/15/2039		5,085	5,661,458
5.00%, 06/15/2040		4,000	4,433,699
Series 2023-B 5.00%, 06/15/2042		9,040	9,956,278
5.25%, 06/15/2050		20,000	21,911,272
AGM Series 2006-C Zero Coupon, 12/15/2033		5,170	3,710,698
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048		11,320	11,861,387
Series 2024-A 4.00%, 01/01/2035		8,000	8,616,771
5.00%, 01/01/2027		18,000	18,878,962
5.00%, 01/01/2032		28,655	32,511,739
5.00%, 01/01/2033		64,000	73,582,106
5.00%, 01/01/2034		38,775	45,155,465
Series 2024-C 5.00%, 01/01/2043(d)		49,500	54,859,251
5.00%, 01/01/2044(d)		15,000	16,566,075
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033		575	582,516
5.25%, 07/01/2043		1,020	1,061,927
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047		5,000	5,123,349
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031		1,425	1,499,474
5.00%, 06/01/2046		2,200	2,251,421
Series 2018-B 5.00%, 06/01/2046		118,310	118,957,262
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025		10,855	10,905,524

			701,901,868

New Mexico – 0.1%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039		480	480,368
5.00%, 05/15/2044		500	483,495
5.00%, 05/15/2049		1,200	1,123,853

	Principal Amount (000)		U.S. $ Value

New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	$	13,180	$11,516,925

			13,604,641

New York – 8.4%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045		2,250	2,062,320
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		44,790	44,934,125
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)		1,500	1,563,868
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057		1,050	1,056,021
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)		115	113,406
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,079,175
5.25%, 07/01/2062		4,500	4,650,956
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039		1,560	936,000
5.25%, 11/01/2034		2,240	1,344,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)		1,250	1,253,240
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)		4,360	4,896,821
7.00%, 04/15/2058(a)		11,305	12,654,943
City of New York NY Series 2018-E 5.00%, 03/01/2037(a) (b)		7,500	7,901,513
5.00%, 03/01/2038(a) (b)		10,000	10,517,603
Series 2024-C 4.00%, 03/01/2046		27,000	26,457,975
5.00%, 03/01/2043		2,605	2,905,030

	Principal Amount (000)		U.S. $ Value

City of Rochester NY Series 2024-I 5.00%, 07/31/2025	$	16,000	$16,287,829
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045		9,600	9,825,550
5.00%, 07/01/2051		17,400	17,643,125
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2052		17,470	17,841,028
5.50%, 06/15/2057		7,350	7,600,581
Metropolitan Transportation Authority Series 2015-B 5.00%, 11/15/2032		3,715	3,747,096
Series 2015-C 5.00%, 11/15/2027		1,110	1,131,904
5.25%, 11/15/2030		4,000	4,080,947
Series 2015-D 5.00%, 11/15/2031		1,350	1,371,405
5.00%, 11/15/2032		5,135	5,209,940
5.00%, 11/15/2034		5,430	5,505,175
Series 2016-A 5.00%, 11/15/2032		4,740	4,856,643
Series 2016-C 4.00%, 11/15/2026		1,705	1,736,269
Series 2016-D 5.00%, 11/15/2027		5,695	5,911,404
5.00%, 11/15/2029		1,750	1,815,587
Series 2017-C 5.00%, 11/15/2028		12,930	13,782,868
5.00%, 11/15/2029		16,435	17,474,315
5.00%, 11/15/2033		2,020	2,138,976
5.00%, 11/15/2034		6,810	7,206,123
Series 2019 5.00%, 11/15/2048		3,075	3,086,087
Series 2019-C 5.00%, 11/15/2038		380	405,171
Series 2020-A 5.00%, 11/15/2045		4,740	5,116,440
Series 2020-C 4.75%, 11/15/2045		23,880	24,525,639
5.00%, 11/15/2050		8,750	9,146,448
5.25%, 11/15/2055		15,885	16,732,219
Series 2020-D 4.00%, 11/15/2048		7,150	6,891,874
4.00%, 11/15/2049		6,425	6,176,439
5.00%, 11/15/2043		5,000	5,318,896
Series 2021-A 4.00%, 11/15/2041		2,000	1,997,971
4.00%, 11/15/2047		10,000	9,688,561
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)		4,675	4,804,033
6.00%, 07/01/2057(a)		1,615	1,667,180

	Principal Amount (000)		U.S. $ Value

Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	$	6,520	$5,532,406
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)		1,620	1,634,712
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(f) (g)		525	157,084
9.00%, 01/01/2041(e) (f) (g)		270	270,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040		3,645	2,835,183
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024-F 4.25%, 02/01/2054		6,500	6,455,223
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033		13,000	12,101,866
3.85%, 02/01/2034		3,955	3,661,517
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		30,000	4,732,053
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)		13,560	13,572,929
5.375%, 11/15/2040(a)		3,395	3,402,704
7.25%, 11/15/2044(a)		9,665	9,705,830
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048		5,250	5,799,199
5.00%, 11/15/2053		7,000	7,658,026
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054		16,000	18,291,571
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)		1,200	1,190,149
5.00%, 12/01/2031(a)		1,000	990,773
5.00%, 12/01/2034(a)		2,000	1,975,686
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035		2,085	2,142,510

	Principal Amount (000)		U.S. $ Value

AGM Series 2020 3.00%, 09/01/2050	$	14,890	$11,497,218
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(a) (b)		13,000	10,573,949
2.252%, 03/15/2032		13,000	11,071,074
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057		14,965	14,688,712
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041		3,800	3,859,292
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028		15,300	15,881,252
5.00%, 01/01/2029		18,660	19,349,780
Series 2020 4.00%, 10/01/2030		13,980	13,889,653
4.375%, 10/01/2045		40,110	38,632,203
Series 2023 5.625%, 04/01/2040		11,250	12,161,445
6.00%, 04/01/2035		13,875	15,649,860
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053		7,565	6,441,795
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2030		1,000	1,069,632
5.00%, 12/01/2035		1,100	1,168,331
Series 2022 5.00%, 12/01/2039		1,510	1,605,053
5.00%, 12/01/2040		2,500	2,642,518
5.00%, 12/01/2041		11,500	12,105,477
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060		35,900	37,322,800
6.00%, 06/30/2054		30,580	33,285,266
Series 2024 5.00%, 06/30/2060		70,760	72,101,199
5.25%, 06/30/2049		2,250	2,372,665
5.50%, 06/30/2054		44,430	47,404,637
AGM Series 2023 5.00%, 06/30/2049		5,000	5,176,920
5.125%, 06/30/2060		13,000	13,480,578
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		15,840	15,799,020
5.00%, 07/01/2046		6,895	6,884,330
5.25%, 01/01/2050		29,285	29,283,902

	Principal Amount (000)		U.S. $ Value

Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$	13,765	$13,046,829
Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2026		4,000	4,141,818
Series 2021 3.175%, 07/15/2060		10,000	6,940,967
Series 2023-2 5.00%, 12/01/2034		6,960	7,649,547
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034		5,500	5,736,211
6.00%, 12/01/2053		12,400	13,009,016
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025		41,750	41,965,443
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a) (b)		10,000	10,845,267
Series 2020-A 5.00%, 11/15/2049		2,060	2,186,335
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		4,000	3,179,718
2.917%, 05/15/2040		10,000	7,609,689
Series 2022-C 5.00%, 05/15/2047(a) (b)		10,000	10,791,325
5.25%, 05/15/2052(a) (b)		10,000	10,883,317
Series 2024 5.00%, 11/15/2033		1,690	1,966,651
5.00%, 11/15/2035		13,000	15,237,265
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064		16,000	17,556,554
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041		1,560	1,588,747
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		860	773,909
5.25%, 09/15/2042		365	318,205
5.25%, 09/15/2047		625	519,160
5.25%, 09/15/2053		1,340	1,072,334
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(a)		680	652,608

			1,101,229,616

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2027(a)		415	430,099

	Principal Amount (000)		U.S. $ Value

5.00%, 04/01/2028(a)	$	455	$476,995
5.00%, 04/01/2029(a)		500	530,574
5.00%, 04/01/2030(a)		545	583,313
5.00%, 04/01/2031(a)		600	648,477
5.00%, 04/01/2034(a)		770	854,541
5.00%, 04/01/2036(a)		900	994,290
5.00%, 04/01/2037(a)		970	1,067,561
5.00%, 04/01/2040(a)		1,205	1,298,103
5.00%, 04/01/2042(a)		1,380	1,475,990
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047		2,880	3,152,584
5.50%, 07/01/2052		5,000	5,431,050
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc. Obligated Group) Series 2017 5.00%, 07/01/2047		2,950	2,278,372
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040		5,000	4,136,268
5.00%, 07/01/2045		4,650	3,670,485
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030		2,250	2,251,052
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044		1,000	980,189
North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group (The)) Series 2024 5.00%, 10/01/2049		510	527,970
5.125%, 10/01/2054		2,000	2,072,007
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040		5,000	5,241,290
AGM Series 2024 Zero Coupon, 01/01/2050		11,750	3,547,847
Zero Coupon, 01/01/2051		7,490	2,140,591
Zero Coupon, 01/01/2052		6,435	1,739,543
Zero Coupon, 01/01/2053		1,750	448,040

			45,977,231

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035		4,000	3,806,086
4.00%, 12/01/2036		3,625	3,456,010
4.00%, 12/01/2037		1,190	1,134,134
4.00%, 12/01/2040		1,875	1,730,829

	Principal Amount (000)		U.S. $ Value

4.00%, 12/01/2041	$	1,865	$1,703,286
5.00%, 12/01/2034		7,545	7,819,510
Series 2023-A 5.42%, 12/01/2053		5,270	5,462,432
AGM Series 2021 3.00%, 12/01/2051		4,000	3,050,675
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e) (f) (g) (l) (m)		5,195	0
7.00%, 12/15/2043(e) (f) (g) (l) (m)		5,390	0
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2038		2,000	1,997,437
5.00%, 06/01/2043		2,000	1,953,110
5.00%, 06/01/2048		9,500	8,840,051
5.00%, 06/01/2053		5,230	4,727,106

			45,680,666

Ohio – 3.5%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040		4,500	3,690,725
4.00%, 11/15/2036		1,000	971,033
4.00%, 11/15/2037		800	772,124
4.00%, 11/15/2038		750	722,097
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041		6,000	6,101,071
5.00%, 02/15/2046		4,000	4,057,812
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048		10,000	9,314,670
Series 2020-B
Zero Coupon, 06/01/2057		100,000	9,378,060
5.00%, 06/01/2055		141,270	130,825,203
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037		3,765	3,890,483
5.00%, 12/01/2047		3,735	3,782,144
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		6,490	6,563,828
5.00%, 02/15/2052		5,680	5,701,610
5.25%, 02/15/2047		12,860	13,089,244
5.50%, 02/15/2057		9,370	9,549,850
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		3,670	3,198,360

	Principal Amount (000)		U.S. $ Value

County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2034	$	8,075	$8,502,885
5.00%, 06/01/2038		7,440	7,766,225
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		23,425	23,426,970
County of Hardin OH (Ohio Northern University)
Series 2020 5.25%, 05/01/2040		500	481,951
5.50%, 05/01/2050		1,000	947,783
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049		2,210	1,790,412
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(e) (f) (g)		2,000	526,000
Series 2018-A 6.25%, 04/01/2049(e) (f) (g)		10,105	2,657,615
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049		6,000	6,117,932
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,090,437
6.625%, 12/01/2042		16,000	17,606,182
6.75%, 12/01/2052		29,885	32,652,390
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)		8,050	6,220,869
Series 2023 5.00%, 12/01/2053(a)		16,000	16,271,053
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038		1,030	932,967
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039		17,100	17,232,262
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029		1,780	1,719,077
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047		1,750	1,618,590
4.00%, 10/01/2052		11,900	10,873,085
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053		1,275	1,340,606
5.00%, 12/01/2063		6,500	6,809,674

	Principal Amount (000)		U.S. $ Value

Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	$	3,480	$3,431,009
State of Ohio Series 2017-U 5.00%, 05/01/2025		3,410	3,462,034
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041		3,000	2,902,318
4.00%, 01/01/2043		2,000	1,902,641
4.00%, 01/01/2046		2,000	1,872,077
4.00%, 01/01/2051		8,500	7,692,175
4.00%, 01/01/2057		6,500	5,739,746
University of Toledo Series 2023-B 4.631% (SOFR + 0.90%), 06/01/2036(a) (b) (c)		50,590	49,223,139

			454,418,418

Oklahoma – 0.6%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044		7,650	7,657,841
5.00%, 08/01/2049		12,780	12,476,705
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038		1,000	1,025,759
5.25%, 08/15/2043		11,545	11,869,203
5.50%, 08/15/2052		5,615	5,787,191
5.50%, 08/15/2057		21,080	21,671,568
Series 2022-A 5.50%, 08/15/2037		10,000	10,586,047
5.50%, 08/15/2041		11,995	12,514,488

			83,588,802

Oregon – 0.5%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034		13,250	14,750,670
5.00%, 08/01/2035		1,660	1,843,998
5.25%, 08/01/2037		1,960	2,203,971
5.25%, 08/01/2038		2,185	2,453,535
5.25%, 08/01/2039		1,205	1,346,427
5.25%, 08/01/2040		1,000	1,107,837
5.25%, 08/01/2041		1,725	1,895,114
5.25%, 08/01/2049		5,500	5,868,547
5.25%, 08/01/2054		7,750	8,222,254
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.125%, 11/15/2040		750	750,278
5.375%, 11/15/2055		2,940	2,851,026

	Principal Amount (000)		U.S. $ Value

Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045(a) (b)	$	4,500	$4,706,207
5.00%, 08/15/2050(a) (b)		5,500	5,715,518
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043		6,430	2,663,334
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030		1,630	1,767,100
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040		1,750	1,818,266
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043		2,350	982,283
Zero Coupon, 06/15/2053		10,500	2,519,595

			63,465,960

Other – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(a)		17,913	18,804,112
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,887	3,666,488
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(j)		17,157	921,373
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(j)		30,322	2,027,156

			25,419,129

Pennsylvania – 4.4%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034		10,135	10,604,162
5.00%, 04/01/2035		12,500	13,070,549
5.00%, 04/01/2036		10,900	11,378,982
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(a)		2,000	2,038,508
5.375%, 05/01/2042(a)		2,500	2,517,515
Series 2022 5.25%, 05/01/2042(a)		11,065	11,116,810

	Principal Amount (000)		U.S. $ Value

Berks County Industrial Development Authority (Pre-refunded - US Treasuries) Series 2018 5.00%, 05/15/2048	$	1,000	$1,033,130
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047		8,925	5,712,000
5.00%, 11/01/2050		9,270	5,932,800
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041		4,050	2,592,000
Series 2020-B 5.00%, 02/01/2040		7,000	5,215,000
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046		11,850	9,439,122
4.00%, 07/01/2051		13,300	10,130,376
5.00%, 07/01/2030		675	667,191
5.00%, 07/01/2031		2,300	2,268,682
5.00%, 07/01/2032		500	491,993
5.00%, 07/01/2033		1,170	1,148,680
5.00%, 07/01/2034		1,300	1,273,841
5.00%, 07/01/2035		1,555	1,518,017
5.00%, 07/01/2036		1,225	1,187,865
5.00%, 07/01/2038		1,000	960,569
5.00%, 07/01/2040		2,500	2,384,226
5.00%, 07/01/2041		4,630	4,392,288
5.00%, 07/01/2054		15,100	13,409,629
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		1,350	1,337,970
6.00%, 10/01/2048		9,000	8,999,187
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037		1,500	1,509,617
5.25%, 10/15/2047		3,830	3,758,952
Series 2022 6.00%, 10/15/2052(a)		1,075	1,112,850
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)		847	814,188
City of Philadelphia PA Series 2017 5.00%, 08/01/2029		6,000	6,298,856
5.00%, 08/01/2031		6,110	6,401,446
Series 2017-A 5.00%, 08/01/2033		3,000	3,133,287
5.00%, 08/01/2034		10,000	10,457,024

	Principal Amount (000)		U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue 2.189%, 07/01/2032(a) (b)	$	3,725	$3,152,928
2.289%, 07/01/2033(a) (b)		3,060	2,557,276
Series 2017-A 5.00%, 10/01/2035		3,805	3,994,865
5.00%, 10/01/2036		1,300	1,363,113
Series 2021-B 2.926%, 07/01/2045		5,000	3,760,889
Commonwealth of Pennsylvania Series 2015 5.00%, 08/15/2024		5,765	5,769,117
5.00%, 03/15/2025		6,420	6,501,041
Series 2022 5.00%, 10/01/2040		10,000	11,196,629
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035		10,000	9,931,006
Series 2019 5.00%, 07/01/2044		6,885	7,144,741
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		1,175	1,187,173
6.00%, 06/01/2051		2,200	2,213,860
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,815	1,675,117
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,750	1,743,157
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		2,000	1,823,803
5.00%, 03/01/2050		500	422,366
Series 2022 5.00%, 03/01/2029		2,170	2,135,932
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047		5,500	5,499,623
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035		3,600	3,770,343
Series 2019 5.00%, 09/01/2051		2,300	2,350,847
Series 2022 4.00%, 05/01/2052		5,900	5,475,733
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040		4,740	4,695,337

	Principal Amount (000)		U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	$	2,500	$1,919,983
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		5,135	4,387,251
6.00%, 07/01/2045		2,600	2,019,273
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037		2,675	2,677,321
Series 2016-B 5.25%, 03/01/2031		1,640	1,657,200
5.25%, 03/01/2037		1,170	1,177,056
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.75%, 06/30/2048		11,000	11,890,048
6.00%, 06/30/2061		22,100	24,061,152
AGM Series 2022 5.75%, 12/31/2062		12,500	13,672,112
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		28,430	28,363,687
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027		1,530	1,522,299
4.00%, 01/01/2029		450	444,979
4.00%, 01/01/2030		1,575	1,555,849
4.00%, 01/01/2032		800	785,802
Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2046		2,500	2,649,238
5.25%, 07/01/2049		1,215	1,278,385
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)		2,330	1,882,318
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032		1,000	1,015,890

	Principal Amount (000)		U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (Trustees of the University of Pennsylvania (The)) Series 2015 5.00%, 10/01/2024	$	6,000	$6,019,563
Pennsylvania Turnpike Commission 5.00%, 12/01/2046(a) (b)		26,610	28,688,457
Series 2016 5.00%, 06/01/2037		4,000	4,066,140
Series 2016-A 5.00%, 06/01/2025		11,000	11,171,465
Series 2017-B 5.00%, 06/01/2035		7,850	8,167,550
Series 2018-A 5.00%, 12/01/2043		10,000	10,530,714
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035		1,000	1,061,547
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		5,000	4,930,996
5.00%, 08/01/2054		3,560	3,464,934
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		2,550	2,079,470
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		3,285	3,345,985
5.00%, 06/15/2050(a)		6,285	6,306,476
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060		10,000	10,755,978
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.00%, 06/15/2033(a)		965	1,022,099
5.375%, 06/15/2038(a)		1,270	1,333,121
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042		5,000	5,137,351
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a) (b) (c)		46,555	45,203,071
School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034		1,615	1,636,412
5.00%, 09/01/2035		1,000	1,012,408
Series 2016-F 5.00%, 09/01/2033		3,000	3,069,031
5.00%, 09/01/2036		1,000	1,019,394

	Principal Amount (000)		U.S. $ Value

Series 2018-A 5.00%, 09/01/2034	$	1,000	$1,053,501
5.00%, 09/01/2036		1,000	1,051,588
5.00%, 09/01/2037		1,000	1,052,952
5.00%, 09/01/2038		1,000	1,051,856
Series 2018-B 5.00%, 09/01/2043		3,000	3,093,191
Series 2019-A 5.00%, 09/01/2044		17,900	18,764,672
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)		6,765	4,037,922
5.00%, 01/01/2057(a)		5,345	3,066,350
Series 2016-B 6.08%, 01/01/2026(a)		335	324,760
Series 2016-C Zero Coupon, 01/01/2036(a)		2,945	1,026,398
Series 2016-D Zero Coupon, 01/01/2057(e)		58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		1,365	1,421,321
5.00%, 12/01/2030		7,160	7,442,316
State Public School Building Authority (Pre-refunded - US Treasuries) AGM Series 2016 5.00%, 12/01/2029		220	229,969
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038		2,685	2,781,920
5.00%, 08/01/2043		5,750	5,900,633

			571,183,243

Puerto Rico – 3.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		6,410	4,315,615
4.00%, 07/01/2033		12,000	12,035,440
4.00%, 07/01/2035		4,200	4,126,711
4.00%, 07/01/2037		1,631	1,583,946
4.00%, 07/01/2041		2,217	2,079,003
4.00%, 07/01/2046		2,306	2,109,750
5.375%, 07/01/2025		3,138	3,163,779
5.625%, 07/01/2029		2,542	2,727,909
5.75%, 07/01/2031		3,784	4,187,588
Series 2022-A Zero Coupon, 11/01/2051		12,831	6,639,941
0.00%, 11/01/2051		27,500	6,496,875
5.07%, 11/01/2051		51,985	29,794,093
Series 2022-C Zero Coupon, 11/01/2043		90,649	55,522,815

	Principal Amount (000)		U.S. $ Value

GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	$	5,150	$4,995,746
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		5,500	5,760,481
5.00%, 07/01/2035(a)		9,455	9,852,333
Series 2021-A 4.00%, 07/01/2042(a)		2,500	2,347,294
Series 2021-B 4.00%, 07/01/2042(a)		4,000	3,755,624
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(f) (g)		7,315	3,931,812
5.00%, 07/01/2037(f) (g)		15,260	8,202,250
Series 2008-W 5.25%, 07/01/2033(f) (g)		1,000	537,500
5.50%, 07/01/2038(f) (g)		10,490	5,638,375
Series 2010-A 5.25%, 07/01/2029(f) (g)		2,950	1,585,625
5.25%, 07/01/2030(f) (g)		1,040	559,000
Series 2010-C 5.00%, 07/01/2024(f) (k)		1,735	932,563
5.25%, 07/01/2027(f) (g)		3,360	1,806,000
5.25%, 07/01/2028(f) (g)		500	268,750
Series 2010-DDD 5.00%, 07/01/2021(f) (k)		1,050	564,375
5.00%, 07/01/2022(f) (k)		950	510,625
Series 2010-X 5.25%, 07/01/2040(f) (g)		20,585	11,064,437
5.75%, 07/01/2036(f) (g)		7,375	3,964,062
Series 2010-ZZ 5.25%, 07/01/2018(f) (k)		3,500	1,881,250
5.25%, 07/01/2024(f) (k)		2,565	1,378,688
5.25%, 07/01/2025(f) (g)		620	333,250
Series 2012-A 5.00%, 07/01/2029(f) (g)		2,510	1,349,125
5.00%, 07/01/2042(f) (g)		2,125	1,142,188
5.05%, 07/01/2042(f) (g)		2,585	1,389,438
Series 2013-A 7.00%, 07/01/2033(f) (g)		1,700	913,750
7.00%, 07/01/2040(f) (g)		750	403,125
AGM Series 2007-V 5.25%, 07/01/2031		25,380	25,340,709
NATL Series 2007-V 5.25%, 07/01/2029		5,965	5,866,011
5.25%, 07/01/2033		9,250	9,137,587
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027		1,937	1,914,733
6.625%, 01/01/2028		14,770	14,589,344

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(l) (m)	$	3,431	$3,328,433
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042		3,250	3,819,302
6.75%, 01/01/2045		3,500	4,139,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027		537	480,887
Zero Coupon, 07/01/2029		523	434,610
Zero Coupon, 07/01/2046		123,224	40,913,178
Zero Coupon, 07/01/2051		58,864	14,248,590
Series 2019-A 4.329%, 07/01/2040		15,975	15,834,813
4.55%, 07/01/2040		1,198	1,198,383
5.00%, 07/01/2058		52,251	52,469,916

			403,567,242

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2029		1,000	1,050,044

South Carolina – 3.1%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024		5,010	4,976,217
5.26%, 11/01/2032		755	748,466
5.41%, 11/01/2039		12,570	12,402,062
6.28%, 11/01/2039		540	533,166
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)		16,500	15,887,510
Orangeburg County School District Series 2024 5.00%, 08/13/2025(d)		21,000	21,393,406
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054(a) (b)		30,000	32,256,240
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046		10,595	11,108,921

	Principal Amount (000)		U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	$	580	$550,316
Series 2023-A 6.50%, 02/01/2056(a)		18,185	18,016,536
Series 2023-B 7.50%, 08/01/2047(a)		7,000	6,872,325
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033		6,000	6,013,179
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(e) (f) (g)		2,470	864,501
6.25%, 06/01/2040(e) (f) (g)		6,100	2,135,028
6.50%, 06/01/2051(e) (f) (g)		9,070	3,174,501
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054		25,000	25,084,127
5.00%, 11/01/2038		6,590	7,464,310
5.25%, 11/01/2041		4,000	4,544,595
5.25%, 11/01/2044		3,000	3,362,762
5.50%, 11/01/2050		7,100	7,991,258
5.50%, 11/01/2054		48,175	53,891,513
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(h)		15,800	11,644,876
South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050		33,180	33,251,191
Series 2016-A 5.00%, 12/01/2034		3,815	3,880,647
5.00%, 12/01/2036		1,000	1,015,725
Series 2016-B 5.00%, 12/01/2037		2,000	2,038,102
5.00%, 12/01/2041		10,500	10,620,795
5.00%, 12/01/2056		7,350	7,396,708
Series 2021-A 4.00%, 12/01/2035		1,000	1,018,866
Series 2022 4.00%, 12/01/2038		550	553,417
4.00%, 12/01/2049		5,166	4,889,665
5.00%, 12/01/2036		447	493,612
5.00%, 12/01/2038		1,742	1,912,516
Series 2022-A 4.00%, 12/01/2052		24,000	22,430,611
5.00%, 12/01/2055		10,000	10,402,563
Series 2024-A 5.00%, 12/01/2039		1,310	1,464,654
5.00%, 12/01/2040		2,000	2,213,895
5.00%, 12/01/2041		3,000	3,296,386
5.00%, 12/01/2042		3,135	3,426,432

	Principal Amount (000)		U.S. $ Value

5.50%, 12/01/2054	$	15,250	$16,902,217
Series 2024-B 5.00%, 12/01/2041		2,800	3,076,627
5.00%, 12/01/2043		12,000	13,049,382
5.25%, 12/01/2054		12,500	13,485,625

			407,735,451

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051		2,410	2,050,058
4.00%, 08/01/2056		2,415	2,005,919
4.00%, 08/01/2061		4,020	3,272,520
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033		3,260	3,395,925
5.00%, 09/01/2040		15,035	15,520,876
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039		5,360	5,590,604

			31,835,902

Tennessee – 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		9,080	8,729,785
5.125%, 12/01/2042(a)		31,490	29,925,290
Series 2016-B Zero Coupon, 12/01/2031(a)		3,000	1,978,635
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(a)		2,000	2,046,139
9.25%, 11/01/2042(a)		5,450	5,574,636
9.50%, 11/01/2052(a)		15,100	15,442,818
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g)		5,040	1,325,520
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040		2,435	2,469,205
Series 2017-A 5.00%, 07/01/2048		2,335	2,372,367

	Principal Amount (000)		U.S. $ Value

Metropolitan Government Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	$	7,250	$2,891,900
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.25%, 07/01/2047		12,500	13,386,256
5.50%, 07/01/2052		9,000	9,744,396
Tennergy Corp (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054		41,975	44,466,145
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053		27,000	29,113,857
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052		17,820	18,900,888
Series 2023-A 5.00%, 05/01/2053		26,300	27,388,557
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039		10,000	8,524,036
4.25%, 12/01/2024		6,000	5,912,140

			230,192,570

Texas – 6.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050		4,070	3,327,247
Series 2021-B 5.00%, 10/01/2050(a)		11,140	9,722,185
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)		1,000	1,000,155
Series 2023 4.875%, 06/15/2056(a)		1,500	1,517,076
Series 2024 4.25%, 06/15/2039(a)		1,095	1,079,161
4.50%, 06/15/2044(a)		830	804,457
4.75%, 06/15/2049(a)		1,830	1,806,126
4.875%, 06/15/2059(a)		1,000	989,120
5.00%, 06/15/2064(a)		1,500	1,489,541
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 6.00%, 06/01/2053(a)		5,080	5,229,598
6.25%, 06/01/2063(a)		9,155	9,500,794

	Principal Amount (000)		U.S. $ Value

Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(a)	$	6,015	$6,296,094
6.375%, 06/01/2062(a)		9,785	10,255,846
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036		500	475,005
4.00%, 08/15/2046		695	599,423
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045		8,545	7,571,037
4.00%, 10/01/2050		3,815	3,236,174
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025		5,030	5,137,719
Series 2019-B 5.00%, 08/15/2049		11,000	13,020,527
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)		10,000	9,976,464
Series 2023 12.00%, 06/01/2043(a)		2,500	2,534,232
Central Texas Regional Mobility Authority Series 2020-A 5.00%, 01/01/2044		2,230	2,347,930
5.00%, 01/01/2049		3,940	4,110,506
Series 2021-B 5.00%, 01/01/2046		4,600	4,860,211
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038(d)		8,100	9,165,368
Series 2024-C 5.00%, 08/15/2038(d)		14,700	16,461,353
5.00%, 08/15/2041(d)		3,500	3,846,412
5.00%, 08/15/2042(d)		1,850	2,032,243
Central Texas Turnpike System (Pre-refunded - US Govt Agencies) Series 2015-C 5.00%, 08/15/2037		6,800	6,831,183
City of Abilene TX (Pre-refunded - US Treasuries) Series 2015 5.00%, 02/15/2032		1,330	1,343,740
City of Arlington TX Series 2022-A 5.00%, 08/15/2024		1,400	1,401,057

	Principal Amount (000)		U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(a)	$	183,265	$12,527,775
6.00%, 12/01/2062		20,940	20,568,034
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(a)		10,025	9,674,971
6.25%, 12/01/2054(a)		4,070	3,715,955
City of Dallas TX Series 2020-A 5.00%, 02/15/2025		7,125	7,200,658
Series 2021 5.00%, 02/15/2025		5,000	5,053,093
City of Fort Worth TX Series 2020 5.00%, 03/01/2025		7,630	7,719,028
City of Houston TX Series 2021-B 2.047%, 03/01/2033		2,495	2,043,667
2.147%, 03/01/2034		7,405	5,954,175
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030		1,965	1,967,547
City of Houston TX Airport System Revenue AGM Series 2023 5.25%, 07/01/2042		5,000	5,468,560
5.25%, 07/01/2043		5,000	5,444,248
5.25%, 07/01/2048		5,000	5,362,379
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		16,960	16,964,155
Series 2015-B 5.00%, 07/15/2030		1,960	1,973,780
5.00%, 07/15/2035		1,000	1,003,878
Series 2018 5.00%, 07/15/2028		22,875	23,479,005
Series 2020 5.00%, 07/01/2027		1,750	1,783,809
5.00%, 07/15/2027		2,500	2,549,100
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046		5,000	5,302,175
Series 2024-A 5.25%, 02/01/2049		10,000	11,100,138
Clifton Higher Education Finance Corp. (Pre-refunded - US Treasuries) Series 2012 5.00%, 08/15/2042		530	530,307
Series 2013 6.00%, 08/15/2043		1,000	1,000,896
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)		1,000	1,035,547

	Principal Amount (000)		U.S. $ Value

6.00%, 06/15/2043(a)	$	3,365	$3,459,749
6.00%, 06/15/2048(a)		4,125	4,212,926
6.25%, 06/15/2053(a)		5,000	5,142,606
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050		1,525	1,426,979
County of Denton TX Series 2024 4.00%, 07/15/2044		1,000	992,548
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054		5,500	5,253,226
County of Williamson TX (Pre-refunded - US Treasuries) Series 2015 5.00%, 02/15/2038		2,400	2,425,566
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)		1,650	1,649,913
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051		2,000	1,842,514
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050		24,195	24,621,812
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042		2,000	832,252
Zero Coupon, 12/01/2051		11,540	2,913,328
Zero Coupon, 12/01/2054		3,340	716,437
Zero Coupon, 12/01/2056		17,105	3,294,089
Series 2022-B Zero Coupon, 12/01/2042		1,395	553,125
Zero Coupon, 12/01/2043		2,000	751,088
Zero Coupon, 12/01/2044		5,640	1,998,016
Zero Coupon, 12/01/2055		2,895	527,225
Zero Coupon, 12/01/2056		5,000	859,697
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		8,505	8,547,393
Mansfield Independent School District (Pre-refunded - US Govt Agencies) Series 2015 5.00%, 02/15/2045		13,000	13,137,089
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		25,610	25,555,264
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052		4,490	4,496,572
6.00%, 07/15/2057		10,300	10,417,625

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	$	1,388	$858,275
7.25%, 12/31/2030		7,820	7,779,805
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(f) (g)		210	80,187
7.50%, 11/15/2036(f) (g)		50	41,474
7.50%, 11/15/2037(f) (g)		10	7,726
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)		22,190	22,257,209
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054		10,200	7,579,641
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040		790	704,639
5.00%, 01/01/2055		3,010	2,397,838
Series 2022 4.00%, 01/01/2047		4,575	3,255,778
4.25%, 01/01/2057		1,380	945,709
5.00%, 01/01/2057		2,950	2,331,599
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		500	491,285
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057		10,000	8,910,692
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046		4,940	4,998,963
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033		1,400	1,453,580
5.00%, 01/01/2043		6,000	6,131,662
Series 2021 3.011%, 01/01/2043		7,500	5,866,587

	Principal Amount (000)		U.S. $ Value

Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(a)	$	3,470	$3,495,519
5.125%, 01/01/2044(a)		4,175	4,199,048
5.25%, 01/01/2054(a)		2,900	2,921,980
10.00%, 07/01/2026(a)		4,000	4,071,912
Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.125%, 01/01/2028(a)		540	499,728
2.25%, 01/01/2029(a)		800	725,507
2.50%, 01/01/2030(a)		905	810,220
2.625%, 01/01/2031(a)		500	442,253
Red River Health Facilities Development Corp. (Pre-refunded - US Treasuries) Series 2014-A 7.75%, 11/15/2044		1,315	1,331,070
Tarrant County College District Series 2022 5.00%, 08/15/2024		1,500	1,501,025
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(f) (g) (l) (m) (n)		2,896	0
5.25%, 11/15/2047(f) (g) (l) (m) (n)		894	0
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc./The Obligated Group) Series 2024 5.00%, 10/01/2044(d)		1,175	1,249,946
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.00%, 11/15/2030(f) (g) (l) (m) (n)		3,273	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(f) (g) (n)		6,485	4,085,585
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049		4,285	4,297,553
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029		4,710	4,976,593
5.00%, 12/15/2031		4,775	5,120,519
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,790,336
Series 2023-B 5.50%, 01/01/2054		46,605	52,299,833

	Principal Amount (000)		U.S. $ Value

Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	$	4,955	$5,110,363
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2045		4,250	4,277,995
5.00%, 12/31/2050		16,075	16,182,108
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037		4,000	4,023,553
5.00%, 12/31/2031		5,000	5,366,466
Series 2023 5.50%, 12/31/2058		42,420	46,167,417
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058		56,150	56,451,031
Texas State University System Series 2017-A 5.00%, 03/15/2025		3,910	3,955,426
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057		56,130	57,247,442
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035		1,015	1,021,827

			802,732,807

Utah – 0.3%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)		10,200	10,532,793
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052		5,000	4,184,922
State of Utah (Pre-refunded - US Treasuries) Series 2015 5.00%, 07/01/2025		9,000	9,074,864
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2032		1,000	1,055,491
5.00%, 10/15/2037		1,410	1,481,083
5.00%, 10/15/2046		3,250	3,308,509

	Principal Amount (000)		U.S. $ Value

Series 2023 5.625%, 10/15/2038	$	1,000	$1,104,811
6.00%, 10/15/2047		2,665	2,949,348
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)		6,443	6,523,352

			40,215,173

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)		1,100	1,108,665
Series 2022 5.00%, 06/01/2052(a)		3,750	3,805,772
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.25%, 10/01/2052(a)		3,000	2,845,326
5.50%, 10/01/2043(a)		2,500	2,532,127

			10,291,890

Virginia – 2.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		17,900	17,912,784
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)		19,060	18,365,526
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)		1,000	1,005,347
County of Fairfax VA Series 2017-A 5.00%, 10/01/2024		1,335	1,339,533
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		10,065	10,163,505
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047		2,000	2,097,376
5.00%, 10/01/2052		4,500	4,684,540
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024 5.25%, 12/01/2027		1,900	1,908,480

	Principal Amount (000)		U.S. $ Value

Series 2024-A 6.875%, 12/01/2058	$	2,100	$2,315,016
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		7,490	7,146,222
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		14,650	13,724,826
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		3,000	3,116,879
7.00%, 09/01/2053		3,665	4,210,352
7.00%, 09/01/2059		7,050	8,038,154
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,500	1,331,324
5.25%, 07/01/2035(a)		1,200	1,180,273
Series 2015-A 5.00%, 07/01/2035(a)		1,500	1,444,795
5.00%, 07/01/2045(a)		1,610	1,428,954
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-A 5.00%, 02/01/2025		16,695	16,870,760
Series 2022 5.00%, 02/01/2025		11,000	11,115,805
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2020-B 5.00%, 08/01/2024		5,800	5,800,000
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040		3,000	2,875,718
4.00%, 07/01/2040		500	478,819
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2022 5.00%, 10/01/2040		10,000	10,949,653
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047		28,825	29,996,111
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030		3,070	3,060,526
4.00%, 01/01/2031		2,650	2,639,223
4.00%, 01/01/2033		7,500	7,450,283
4.00%, 01/01/2034		3,500	3,472,692
4.00%, 01/01/2037		10,000	9,810,250
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2056		55,235	55,828,898

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	$	18,500	$16,692,324
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)		13,290	13,263,641
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(a)		24,285	24,314,086
9.231% (SOFR + 5.50%), 06/01/2029(a) (c)		20,870	20,613,067

			336,645,742

Washington – 1.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046		11,000	12,894,208
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2049		3,000	3,311,445
6.875%, 12/01/2053		1,155	1,268,174
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030		2,235	2,242,234
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048		9,000	9,097,491
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033		5,035	5,042,167
Series 2021 5.00%, 08/01/2046		12,550	13,190,265
State of Washington Series 2024-R 5.00%, 07/01/2025		19,000	19,357,481
State of Washington (State of Washington Fed Hwy Grant) Series 2022 5.00%, 09/01/2024		3,635	3,640,576
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037		2,000	2,134,089
5.00%, 08/01/2039		5,970	6,307,503
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045		2,045	1,929,086
5.00%, 09/01/2039		1,655	1,772,453
5.00%, 09/01/2045		2,070	2,179,982
5.00%, 09/01/2050		2,000	2,085,329

	Principal Amount (000)		U.S. $ Value

Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042	$	3,500	$3,098,727
Series 2017-A 5.00%, 07/01/2035		2,350	2,381,501
5.00%, 07/01/2036		2,965	2,997,447
Series 2017-B 5.00%, 07/01/2034		1,855	1,882,583
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033		6,710	6,855,622
5.00%, 08/15/2035		5,750	5,862,458
5.00%, 08/15/2037		3,565	3,623,091
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031		11,045	10,935,547
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		18,701	17,357,154
Series 2021-1, Class X 0.726%, 12/20/2035(j)		14,310	622,788
Series 2023-1, Class A 3.375%, 04/20/2037		22,376	20,181,589
Series 2023-1, Class X 1.449%, 04/20/2037(j)		68,992	7,391,683
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)		845	828,364
5.25%, 01/01/2043(a)		2,870	2,587,490
Series 2015 6.00%, 01/01/2045(a)		2,920	2,816,709
Series 2016 4.00%, 01/01/2026(a)		1,855	1,829,371
5.00%, 01/01/2031(a)		5,305	5,241,815
5.00%, 01/01/2036(a)		1,075	1,036,885
5.00%, 01/01/2046(a)		1,140	1,001,016
Series 2019-A 5.00%, 01/01/2044(a)		1,330	1,187,006
5.00%, 01/01/2049(a)		3,305	2,831,352
5.00%, 01/01/2055(a)		11,670	9,721,865
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)		1,215	1,341,646
6.125%, 07/01/2053(a)		5,805	6,383,481
6.25%, 07/01/2059(a)		9,845	10,851,164
6.375%, 07/01/2063(a)		4,250	4,690,517

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	$	2,000	$1,804,901
5.00%, 01/01/2056(a)		2,500	2,189,525

			225,985,780

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)		1,000	794,937
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(a)		2,475	2,652,398
8.00%, 06/01/2053(a) (h)		13,590	3,058,428
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		6,980	6,749,737
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040		6,250	6,193,300
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045		3,835	3,831,643
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)		30,750	31,746,595

			55,027,038

Wisconsin – 4.2%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)		8,850	6,663,708
State of Wisconsin Series 2025-1 5.00%, 05/01/2034(d)		2,625	2,975,202
5.00%, 05/01/2035(d)		1,875	2,142,273
5.00%, 05/01/2036(d)		1,230	1,399,302
Series 2025-2 5.00%, 05/01/2026(d)		2,615	2,671,877
5.00%, 05/01/2027(d)		5,000	5,202,472
5.00%, 05/01/2028(d)		3,000	3,176,219
5.00%, 05/01/2029(d)		5,000	5,377,713
5.00%, 05/01/2038(d)		1,700	1,953,303
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)		6,995	7,109,337

	Principal Amount (000)		U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a)	$	10,200	$10,421,856
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) Series 2024 5.50%, 02/15/2054		10,000	10,892,927
AGM Series 2020 3.00%, 02/15/2038		1,035	907,978
5.00%, 02/15/2031		2,000	2,155,772
BAM Series 2024 4.50%, 02/15/2054		2,000	2,000,544
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037		1,550	1,391,875
4.00%, 01/01/2057		9,815	7,144,869
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039		950	900,372
5.00%, 11/01/2046		870	773,604
5.00%, 11/01/2054		3,295	2,797,008
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)		2,510	2,260,004
Series 2022-A 3.875%, 12/01/2039(a)		11,525	10,324,487
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(a)		8,000	8,016,297
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)		1,340	1,182,074
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)		3,335	3,203,972
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045		1,500	1,418,203
5.00%, 01/01/2038		550	575,210
5.00%, 01/01/2039		700	729,073
5.00%, 01/01/2040		500	518,345
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045		2,030	2,057,776

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	$	57,000	$52,410,502
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025		1,000	1,005,182
Series 2016-C 4.30%, 11/01/2030		2,060	2,057,646
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		17,600	18,013,156
5.00%, 02/01/2062		14,890	15,154,283
5.50%, 02/01/2042(a)		5,950	6,157,550
5.75%, 02/01/2052(a)		16,500	17,051,488
6.00%, 02/01/2062(a)		20,960	22,035,223
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)		14,895	15,397,122
8.125%, 07/01/2058(a)		14,900	15,404,797
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)		18,000	17,953,375
6.625%, 02/01/2046(a)		12,500	11,503,002
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042		1,500	1,472,571
5.00%, 05/01/2047		2,750	2,614,886
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(f) (k) (l) (m)		9,807	490,350
Series 2022 15.00%, 04/30/2023(e) (f) (k) (l) (m)		21,900	0
Series 2023 15.00%, 04/30/2023(e) (f) (k) (l) (m)		4,895	49
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031		14,441	9,117,744
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(a)		1,040	1,046,000
7.25%, 12/01/2042(a)		7,775	7,899,992
7.50%, 12/01/2052(a)		5,400	5,536,754
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)		13,735	11,194,551

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052(a) (b)	$	10,000	$10,569,236
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047		1,400	1,280,252
4.00%, 01/01/2052		2,350	2,082,627
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)		8,000	5,588,721
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)		1,550	1,558,784
5.50%, 03/01/2045(a)		3,010	3,022,153
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2014-A 5.75%, 11/15/2044(a)		1,000	1,006,104
Series 2020 5.00%, 04/01/2030(a)		25	26,656
5.00%, 04/01/2040(a)		80	88,208
5.00%, 04/01/2050(a)		335	369,372
Series 2022 4.00%, 04/01/2032(a)		15	15,532
4.00%, 04/01/2052(a)		40	42,903
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a) (d)		15,500	16,574,691
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		12,000	12,441,379
5.25%, 03/01/2047		5,100	5,209,685
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)		19,400	21,669,914
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)		475	493,406
5.00%, 04/01/2040(a)		1,320	1,365,485
5.00%, 04/01/2050(a)		6,150	6,226,422
Series 2022 4.00%, 04/01/2052(a)		2,615	2,305,101

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	$	29,090	$22,421,763
Series 2022 4.00%, 06/01/2049(a)		3,880	3,128,082
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)		545	545,091
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)		12,500	12,667,875
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046		8,000	6,084,162
4.00%, 02/01/2051		11,500	8,297,860
Wisconsin Public Finance Authority (Triad Math & Science Academy Co.) Series 2021 4.00%, 06/15/2051		6,415	5,458,762
4.00%, 06/15/2061		1,035	842,729
Series 2022 5.00%, 06/15/2042		1,140	1,165,648
5.25%, 06/15/2052		1,610	1,645,199
5.375%, 06/15/2057		2,320	2,381,304
5.50%, 06/15/2050		650	674,456
5.50%, 06/15/2062		4,025	4,147,512
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)		15,970	16,556,203
5.00%, 10/01/2039(a)		5,035	5,128,684
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046		1,100	898,999
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)		4,315	4,256,990
5.00%, 06/15/2057(a)		6,105	5,969,326
5.00%, 06/15/2062(a)		8,090	7,835,361
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)		2,450	2,345,770
4.00%, 12/01/2041(a)		2,405	2,196,462
4.00%, 12/01/2051(a)		4,010	3,326,673

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	$ 4,915	$4,719,086

		556,490,503

Total Long-Term Municipal Bonds (cost $13,692,982,761)		13,478,036,556

Short-Term Municipal Notes – 0.2%
Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 4.05%, 10/01/2039(o)	28,350	28,350,000

Total Municipal Obligations (cost $13,721,332,761)		13,506,386,556

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(f) (g)	1,243	124
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(j)	17,690	699,309
Series 2024-2, Class A 3.625%, 08/20/2039	7,892	7,384,425
Series 2024-2, Class X 0.60%, 08/20/2039(j)	39,980	1,697,902

Total Commercial Mortgage-Backed Securities (cost $10,781,083)		9,781,760

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
HTA HRRB Custodial Trust 5.25%, 07/01/2036	346	349,452
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	678	680,705
5.25%, 07/01/2041	7,065	6,879,805

Total Asset-Backed Securities (cost $8,048,608)		7,909,962

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(f) (l) (m) (cost $5,885,279)	324,846	945,302

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC
Series 2024 15.00%, 07/31/2024(e) (l) (m)	$ 375	$61,763
Series 23A 15.00%, 07/31/2024(e) (l) (m)	805	132,583

Total Corporates - Non-Investment Grade (cost $1,180,000)		194,346

	Shares

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(p) (q) (r) (cost $105,735,478)	105,735,478	105,735,478

Total Investments – 104.1% (cost $13,852,963,209)(s)		13,630,953,404
Other assets less liabilities – (4.1)%		(542,197,897)

Net Assets – 100.0%		$13,088,755,507

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$41,082,736	$—	$41,082,736
USD	53,630	01/15/2028	0.735%	CPI#	Maturity	12,014,114	—	12,014,114
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(6,147,917)	—	(6,147,917)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	1,289,350	—	1,289,350
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(2,226,893)	—	(2,226,893)
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	11,788,711	—	11,788,711
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	11,693,342	—	11,693,342
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	6,202,526	—	6,202,526
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	6,542,153	—	6,542,153
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	3,500,858	—	3,500,858
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(2,369,866)	—	(2,369,866)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,330,816)	—	(2,330,816)

						$81,038,298	$—	$81,038,298

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$(2,695,421)	$—	$(2,695,421)
USD	290,400	07/31/2029	1 Day SOFR	4.461%	Annual	8,501,073	—	8,501,073
USD	256,000	07/31/2030	1 Day SOFR	4.271%	Annual	3,356,422	—	3,356,422
USD	251,600	07/31/2030	1 Day SOFR	3.897%	Annual	(4,075,280)	—	(4,075,280)
USD	250,000	07/31/2030	1 Day SOFR	3.595%	Annual	(5,659,266)	—	(5,659,266)
USD	126,000	07/31/2031	1 Day SOFR	3.877%	Annual	1,383,628	—	1,383,628
USD	500,000	11/15/2033	1 Day SOFR	4.180%	Annual	18,885,864	—	18,885,864
USD	450,000	11/15/2033	1 Day SOFR	4.114%	Annual	14,626,865	—	14,626,865

						$34,323,885	$—	$34,323,885

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$4,251,071	$—	$4,251,071

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $3,233,124,626 or 24.7% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(d)	When-Issued or delayed delivery security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.89% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/08/2023-07/30/2024	$60,686,633	$57,431,259	0.44%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	1,555,637	60,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	07/20/2022	35,639,422	1,358,000	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,324,222	57,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	5,195,000	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	$5,390,000	$0	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038	09/15//2020	1,020,000	526,000	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2019-10/05/2020	6,115,631	2,657,615	0.02%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,692,500	0.11%
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	16,333,536	0.12%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019-06/09/2022	29,032,820	18,107,528	0.14%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.441%, 11/01/2046	06/24/2024	32,605,000	32,519,689	0.25%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	5,005,829	1,325,520	0.01%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	14,323,028	14,522,953	0.11%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	270,000	270,000	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023-07/30/2024	22,189,607	22,257,209	0.17%
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045	03/24/2021-03/30/2021	8,181,200	5,469,795	0.04%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	375,000	61,763	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2024	$805,000	$132,583	0.00%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,302,261	3,229,681	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	2,079,453	864,501	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021-07/20/2022	5,930,103	2,135,028	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	7,844,598	3,174,501	0.02%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	52,410,502	0.40%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49	0.00%

(f)	Non-income producing security.
(g)	Defaulted.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(i)	Inverse floater security.
(j)	IO - Interest Only.
(k)	Defaulted matured security.
(l)	Fair valued by the Adviser.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045	01/30/2020-01/31/2020	$2,970,233	$0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. 5.25%, 11/15/2047	01/30/2020	935,508	0	0.00%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.00%, 11/15/2030	05/22/2015	$3,335,990	$0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	09/17/2014-01/26/2023	6,441,117	4,085,585	0.03%

(o)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $447,277,232 and gross unrealized depreciation of investments was $(549,673,783), resulting in net unrealized depreciation of $(102,396,551).

As of July 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Shares

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$13,474,217,724	$3,818,832	(a)	$13,478,036,556
Short-Term Municipal Notes	—	28,350,000	—		28,350,000
Commercial Mortgage-Backed Securities	—	9,781,760	—		9,781,760
Asset-Backed Securities	—	7,909,962	—		7,909,962
Preferred Stocks	—	—	945,302		945,302
Corporates – Non-Investment Grade	—	—	194,346		194,346
Short-Term Investments	105,735,478	—	—		105,735,478

Total Investments in Securities	105,735,478	13,520,259,446	4,958,480	(a)	13,630,953,404
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	94,113,790	—		94,113,790
Centrally Cleared Interest Rate Swaps	—	46,753,852	—		46,753,852
Interest Rate Swaps	—	4,251,071	—		4,251,071
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(13,075,492)	—		(13,075,492)
Centrally Cleared Interest Rate Swaps	—	(12,429,967)	—		(12,429,967)

Total	$105,735,478	$13,639,872,700	$4,958,480	(a)	$13,750,566,658

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2024 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,424	$1,034,561	$976,250	$105,735	$1,533